   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 22, 1996.

                                             1933 ACT REGISTRATION NO.
                                             1940 ACT REGISTRATION NO.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [X]

      Pre-Effective Amendment No.        [_]
      Post-Effective Amendment No.       [_]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [X]
      Amendment No.                      [_]

                        (Check appropriate box or boxes)

                                ----------------

                      NUVEEN FLAGSHIP MULTISTATE TRUST III
               (Exact name of Registrant as Specified in Charter)

333 West Wacker Drive, Chicago, Illinois                 60606
(Address of Principal Executive Office)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

    James J. Wesolowski, Esq.--Vice                 With a copy to:
        President and Secretary                     Thomas A. Harman
         333 West Wacker Drive              Fried, Frank, Harris, Shriver &
        Chicago, Illinois 60606                         Jacobson
(Name and Address of Agent for Service)        1001 Pennsylvania Ave., NW
                                                       Suite 800
                                                 Washington, D.C. 20004

  APPROXIMATE DATE OF PROPOSED OFFERING: As soon as practicable after the effective date of this Registration Statement.

  Pursuant to Reg. (S) 270.24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933.

  THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                               FILE NO.

                                      AND

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO.

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Cross-Reference Sheet

                 Part A-The Prospectus

                 Part B-The Statement of Additional Information

                 Copy of Annual Reports and Semi-Annual Reports to Shareholders
                  (the financial statements from which are incorporated by reference into the Statement of Additional Information)

                 Part C-Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                      NUVEEN FLAGSHIP MULTISTATE TRUST III

                                ----------------

                             CROSS REFERENCE SHEET

                               PART A--PROSPECTUS

    ITEM IN PART A
    OF FORM N-1A                                    PROSPECTUS LOCATION
    ----------                                      -------------------
 1 Cover Page                         Cover Page
 2 Synopsis                           Expense Information
 3 Condensed Financial Information    Financial Highlights
 4 General Description of Registrant  Fund Strategies
 5 Management of the Fund             General Information
 5A Management's Discussion of Fund   Incorporated by Reference to Annual and
    Performance                       Semi-Annual Reports to Shareholders; Taxes
                                      and Tax Reporting
 6 Capital Stock and Other            How to Select a Purchase Option; Taxes and
   Securities                         Tax Reporting
 7 Purchase of Securities Being       Investing in the Funds
   Offered
 8 Redemption or Repurchase           How to Sell Fund Shares
 9 Pending Legal Proceedings          Not Applicable

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

    ITEM IN PART B                           LOCATION IN STATEMENT
    OF FORM N- 1A                            OF ADDITIONAL INFORMATION
      ----------                             -------------------------

10 Cover Page                        Cover Page
11 Table of Contents                 Cover Page
12 General Information and History   Not Applicable
13 Investment Objectives and         Investment Policies and Investment
   Policies                          Portfolio
14 Management of the Fund            Management
15 Control Persons and Principal     Management
   Holders of Securities
16 Investment Advisory and Other     Investment Adviser and Investment
   Services                          Management Agreement; Portfolio
                                     Transactions Distribution and Service Plan;
                                     Independent Public Accountants and
                                     Custodian
17 Brokerage Allocation and Other    Portfolio Transactions
   Practices
18 Capital Stock and Other           See "How to Select a Purchase Option" and
   Securities                        "Taxes and Tax Reporting" in the Prospectus
19 Purchase, Redemption and Pricing  Additional Information on the Purchase and
   of Securities                     Redemption of Fund Shares; Net Asset Value
20 Tax Status                        Tax Matters
21 Underwriters                      Additional Information on the Purchase and
                                     Redemption of Fund Shares; See "Investing
                                     in the Funds" and "Fund Service Providers"
                                     in the Prospectus
22 Calculation of Performance Data   Performance Information
23 Financial Statements              Incorporated by Reference to Annual and
                                     Semi-Annual Reports to Shareholders

                               PART A--PROSPECTUS

                      NUVEEN FLAGSHIP MULTISTATE TRUST III

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                                                                      Prospectus

                                                            [PHOTO APPEARS HERE]

NUVEEN

Municipal
Mutual
Funds

Income funds designed to provide high tax-free income and preserve capital through investments in quality municipal bonds

Alabama
Georgia
Louisiana
North Carolina
South Carolina
Tennessee

February 1, 1997

                              [INSIDE FRONT COVER]

INVESTING WITH NUVEEN

For nearly 100 years, John Nuveen & Co. Incorporated has been dedicated to serving the distinctive investment needs of conservative investors and their financial advisers.

The hallmarks of Nuveen's investment philosophy are a belief in the importance of rigorous research as the basis for prudent investment decisions, a value-investing philosophy dedicated to uncovering investments with above-average return potential and a commitment to superior service. Since 1961, more than
1.5 million investors have entrusted over $65 billion of their investment assets to Nuveen.

Whether you invest through mutual funds, exchange-traded funds, unit trusts or individually-managed accounts, Nuveen offers a wide array of investments to suit your financial objectives and risk tolerance.

To learn more about how Nuveen can help you achieve your financial objectives, consult your financial adviser or call (800) 621-7227.


NUVEEN MUTUAL FUNDS

Mutual funds provide investors the benefits of professional investment manage-ment, low-cost diversification and simplified record keeping. Nuveen offers a wide variety of mutual funds designed to meet the needs of the conservative investor for growth, current income and capital preservation:

EQUITY MUTUAL FUNDS

Nuveen Growth and Income Stock Fund
Nuveen Balanced Stock and Bond Fund
Nuveen Balanced Municipal and Stock Fund

MUNICIPAL MUTUAL FUNDS

National          Michigan
Alabama           Missouri
Arizona           New Jersey
California        New Mexico
Colorado          New York
Connecticut       North Carolina
Florida           Ohio
Georgia           Pennsylvania
Kansas            South Carolina
Kentucky          Tennessee
Louisiana         Virginia
Maryland          Wisconsin
Massachusetts

Nuveen offers both insured and uninsured municipal funds as well as limited-, intermediate- and long-term municipal funds. Single-state municipal funds are exempt from state and, in some cases, local income taxes, where applicable.

         PROSPECTUS

         February 1, 1997
------------------------------------------------------------------
Nuveen Flagship Alabama Municipal Bond Fund
Nuveen Flagship Georgia Municipal Bond Fund
Nuveen Flagship Louisiana Municipal Bond Fund
Nuveen Flagship North Carolina Municipal Bond Fund
Nuveen Flagship South Carolina Municipal Bond Fund
Nuveen Flagship Tennessee Municipal Bond Fund

------------------------------------------------------------------

OVERVIEW

The funds listed above are diversified funds and part of the Nuveen Multistate Trust III, an open-end investment company. Each fund seeks to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional infor-mation which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
CONTENTS

--------------------------------------------------------------------------------

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES                           14
 Investment Objective                     14
 How the Funds Select Investments         14
 Risk Reduction Strategies                15
INVESTING IN THE FUNDS                    15
 How to Buy Fund Shares                   15
 How to Select a Purchase Option          16
 How to Sell Fund Shares                  17
 Exchanging Shares                        18
 Optional Features and Services           18
DIVIDENDS AND TAXES                       19
 How the Funds Pay Dividends              19
 Taxes and Tax Reporting                  19
 Taxable Equivalent Yields                20
GENERAL INFORMATION                       20
 How to Contact Nuveen                    20
 Fund Service Providers                   20
 How the Funds Report Performance         21
 How Fund Shares are Priced               21


--------------------------------------------------------------------------------

-----------------------------------------------------------------------
Nuveen Flagship Alabama Municipal Bond Fund

PERFORMANCE INFORMATION (As of 11/30/96)
INCEPTION: April 11, 1994
NET ASSETS: $000.0 million
-------------------------------------------------------------------------------
EXPENSE INFORMATION (As of 11/30/96)

SHAREHOLDER TRANSACTION EXPENSES


(Maximum, as % of Offering Price)

-------------------------------------------------------------------------------

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

TOTAL RETURN


(Annualized)

-------------------------------------------------------------------------------

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.58%             6.04%             5.46%             5.67%             6.04%
5 YEARS          N/A               N/A               N/A               N/A               N/A
10 YEARS         N/A               N/A               N/A               N/A               N/A
INCEPTION        4.81%             6.70%             6.12%             6.33%             6.70%
-----------------------------------------------------------------------------------------------

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information. DURATION AND WEIGHTED AVERAGE MATURITY


                              [PIE CHART TO COME]

CREDIT QUALITY


                              [PIE CHART TO COME]

INDUSTRY DIVERSIFICATION (TOP 5)


                              [PIE CHART TO COME]
OVERVIEW OF FUND OPERATING EXPENSES(4)


(Annual, as % of Average Net Assets)


-------------------------------------------------------------------------------

                        CLASS A  CLASS B  CLASS C  CLASS R
----------------------------------------------------------
MANAGEMENT               0.55%    0.55%    0.55%    0.55%
12B-1 FEES               0.20%    0.95%    0.75%     --
OTHER EXPENSES           2.49%    2.49%    2.49%    2.49%
WAIVERS/REIMBURSEMENTS  (2.98%)  (2.98%)  (2.98%)  (2.98%)
TOTAL EXPENSES           0.26%    1.01%    0.81%    0.06%
----------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES(5)


The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on an assumed annual total return of 5.00% and reinvestment of all dividends.

-------------------------------------------------------------------------------

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                   $45                  $ 50                  $  8                   $ 1
3 YEARS                  $50                  $ 65                  $ 26                   $ 2
5 YEARS                  $56                  $ 68                  $ 45                   $ 3
10 YEARS                 $74                  $102                  $100                   $ 8
------------------------------------------------------------------------------------------------

                            SEE NOTES ON NEXT PAGE


-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

-------------------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                        Net Realized              Distribu-
                                        and Unreal-    Dividends  tions
                   Beginning Net        ized Gain      from Net   from      Ending
 Year Ending       Net Asset Investment (Loss) From    Investment Capital   Net Asset
 May 31,           Value     Income(c)  Investments(a) Income     Gains     Value
-------------------------------------------------------------------------------------
 CLASS A (4/94)
 1997(e)           $         $          $              $          $         $
-------------------------------------------------------------------------------------
 1996               9.94      .53        (.17)          (.53)        --      9.77
-------------------------------------------------------------------------------------
 1995               9.66      .52         .28           (.52)        --      9.94
-------------------------------------------------------------------------------------
 1994(d)            9.58      .03         .09           (.04)        --      9.66
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                        Ratio of    Investment
                             Ending     Expenses to Income to     Portfolio
 Year Ending       Total     Net Assets Average Net Average       Turnover
 May 31,           Return(b) (millions) Assets(c)   Net Assets(c) Rate
-------------------------------------------------------------------------------------
 CLASS A (4/94)
 1997(e)               %     $             %+           %+           %
-------------------------------------------------------------------------------------
 1996              3.72       3.3       .48         5.24           42
-------------------------------------------------------------------------------------
 1995              8.77       1.9       .16         5.47          120
-------------------------------------------------------------------------------------
 1994(d)           9.34        .4       --          2.42+           0
-------------------------------------------------------------------------------------

+Annualized.
(a)Net of any applicable taxes.
(b)Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c)After waiver of certain management fees or reimbursement of expenses by Flagship Financial.
(d)From commencement of class operations as noted.
(e)For the six months ending November 30, 1996.




--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective 2/1/97, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table. These changes are expected to reduce total operating expenses on Class A from 0.46% to 0.26% and on Class C from 1.01% to 0.81%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers
    (NASD) Rules of Fair Practice.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

-----------------------------------------------------------------------
Nuveen Flagship Georgia Municipal Bond Fund

PERFORMANCE INFORMATION (As of 11/30/96)
INCEPTION: March 27, 1986
NET ASSETS: $000.0 million
-------------------------------------------------------------------------------
EXPENSE INFORMATION (As of 11/30/96)

SHAREHOLDER TRANSACTION EXPENSES


(Maximum, as % of Offering Price)

-------------------------------------------------------------------------------

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

TOTAL RETURN


(Annualized)

-------------------------------------------------------------------------------

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.71%             5.13%             4.55%             4.55%             5.13%
5 YEARS          5.70%             6.62%             6.05%             6.05%             6.62%
10 YEARS         6.44%             6.89%             6.45%             6.32%             6.89%
INCEPTION        6.83%             7.27%             6.83%             6.69%             7.27%
-----------------------------------------------------------------------------------------------

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information. DURATION AND WEIGHTED AVERAGE MATURITY


                              [PIE CHART TO COME]

CREDIT QUALITY


                              [PIE CHART TO COME]

INDUSTRY DIVERSIFICATION (TOP 5)


                              [PIE CHART TO COME]
OVERVIEW OF FUND OPERATING EXPENSES(4)


(Annual, as % of Average Net Assets)


-------------------------------------------------------------------------------

                        CLASS A  CLASS B  CLASS C  CLASS R
----------------------------------------------------------
MANAGEMENT               0.55%    0.55%    0.55%    0.55%
12B-1 FEES               0.20%    0.95%    0.75%     --
OTHER EXPENSES           0.16%    0.16%    0.16%    0.16%
WAIVERS/REIMBURSEMENTS  (0.24%)  (0.24%)  (0.24%)  (0.24%)
TOTAL EXPENSES           0.67%    1.42%    1.22%    0.47%
----------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES(5)


The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on an assumed annual total return of 5.00% and reinvestment of all dividends.

-------------------------------------------------------------------------------

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 49                  $ 54                  $ 12                   $ 7
3 YEARS                 $ 63                  $ 77                  $ 39                   $15
5 YEARS                 $ 78                  $ 89                  $ 67                   $26
10 YEARS                $122                  $150                  $148                   $59
------------------------------------------------------------------------------------------------

                            SEE NOTES ON NEXT PAGE


-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

-------------------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                        Net Realized              Distribu-
                                        and Unreal-    Dividends  tions
                   Beginning Net        ized Gain      from Net   from      Ending
 Year Ending       Net Asset Investment (Loss) From    Investment Capital   Net Asset
 May 31,           Value     Income(c)  Investments(a) Income     Gains     Value
-------------------------------------------------------------------------------------
 CLASS A (3/86)
 1997(e)           $         $          $              $          $         $
-------------------------------------------------------------------------------------
 1996              10.46     .57        (.25)          (.58)        --      10.20
-------------------------------------------------------------------------------------
 1995              10.23     .58         .23           (.58)        --      10.46
-------------------------------------------------------------------------------------
 1994              10.62     .59        (.39)          (.59)        --      10.23
-------------------------------------------------------------------------------------
 1993              10.16     .62         .45           (.61)        --      10.62
-------------------------------------------------------------------------------------
 1992               9.95     .63         .21           (.63)        --      10.16
-------------------------------------------------------------------------------------
 1991               9.67     .64         .28           (.64)        --       9.95
-------------------------------------------------------------------------------------
 1990               9.88     .65        (.22)          (.64)        --       9.67
-------------------------------------------------------------------------------------
 1989               9.30     .65         .59           (.66)        --       9.88
-------------------------------------------------------------------------------------
 1988               0.19     .66         .11           (.66)        --       9.30
-------------------------------------------------------------------------------------
 1987               9.46     .62        (.24)          (.62)       (.01)     9.19
-------------------------------------------------------------------------------------
 1986(d)            9.58     .10        (.13)          (.09)        --       9.46
-------------------------------------------------------------------------------------
 CLASS C (1/94)
 1997(e)
-------------------------------------------------------------------------------------
 1996              10.44     .51        (.25)          (.52)        --      10.18
-------------------------------------------------------------------------------------
 1995              10.21     .52         .23           (.52)        --      10.44
-------------------------------------------------------------------------------------
 1994(d)           10.91     .19        (.69)          (.20)        --      10.21
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                        Ratio of    Investment
                             Ending     Expenses to Income to     Portfolio
 Year Ending       Total     Net Assets Average Net Average       Turnover
 May 31,           Return(b) (millions) Assets(c)   Net Assets(c) Rate
-------------------------------------------------------------------------------------
 CLASS A (3/86)
 1997(e)                %    $              %+          %+          %
-------------------------------------------------------------------------------------
 1996                3.05    107.9      0.80        5.46          59
-------------------------------------------------------------------------------------
 1995                8.31    113.4      0.83        5.79          40
-------------------------------------------------------------------------------------
 1994                1.83    123.1      0.70        5.47          39
-------------------------------------------------------------------------------------
 1993               10.84    101.2      0.62        5.88          30
-------------------------------------------------------------------------------------
 1992                8.81     70.7      0.57        6.31          21
-------------------------------------------------------------------------------------
 1991                9.90     44.8      0.72        6.60          24
-------------------------------------------------------------------------------------
 1990                4.55     36.0      0.84        6.62          34
-------------------------------------------------------------------------------------
 1989               13.77     35.6      0.96        6.74          23
-------------------------------------------------------------------------------------
 1988                8.61     29.7      0.91        7.14          46
-------------------------------------------------------------------------------------
 1987                4.13     33.4      0.71        6.37          41
-------------------------------------------------------------------------------------
 1986(d)            (1.80)     8.4      0.83+       5.48+          6
-------------------------------------------------------------------------------------
 CLASS C (1/94)
 1997(e)                                   +           +
-------------------------------------------------------------------------------------
 1996                2.48      9.4      1.34        4.90          59
-------------------------------------------------------------------------------------
 1995                7.72      7.0      1.38        5.18          40
-------------------------------------------------------------------------------------
 1994(d)           (10.96)     4.3      1.27+       4.55+         39
-------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses by Flagship Financial.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.

--------------------------------------------------------------------------------
Notes:


(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective 2/1/97, the fund eliminated the 0.20% distribution fee on Class A Shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table. These changes are expected to reduce total operating expenses on Class A from 0.87% to 0.67% and on Class C from 1.42% to 1.22%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers
    (NASD) Rules of Fair Practice.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

-----------------------------------------------------------------------
Nuveen Flagship Louisiana Municipal Bond Fund

PERFORMANCE INFORMATION (As of 11/30/96)
INCEPTION: September 12, 1989
NET ASSETS: $000.0 million
-------------------------------------------------------------------------------
EXPENSE INFORMATION (As of 11/30/96)

SHAREHOLDER TRANSACTION EXPENSES


(Maximum, as % of Offering Price)

-------------------------------------------------------------------------------

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

TOTAL RETURN


(Annualized)

-------------------------------------------------------------------------------

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.74%             6.20%             5.53%             5.53%             6.20%
5 YEARS          6.82%             7.75%             7.19%             7.19%             7.75%
10 YEARS         N/A               N/A               N/A               N/A               N/A
INCEPTION        7.54%             8.20%             7.64%             7.64%             8.20%
-----------------------------------------------------------------------------------------------

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information. DURATION AND WEIGHTED AVERAGE MATURITY


                              [PIE CHART TO COME]

CREDIT QUALITY


                              [PIE CHART TO COME]

INDUSTRY DIVERSIFICATION (TOP 5)


                              [PIE CHART TO COME]
OVERVIEW OF FUND OPERATING EXPENSES(4)


(Annual, as % of Average Net Assets)


-------------------------------------------------------------------------------

                        CLASS A CLASS B CLASS C CLASS R
-------------------------------------------------------
MANAGEMENT               0.55%   0.55%   0.55%   0.55%
12B-1 FEES               0.20%   0.95%   0.75%       --
OTHER EXPENSES           0.20%   0.20%   0.20%   0.20%
WAIVERS/REIMBURSEMENTS  (0.22%) (0.22%) (0.22%) (0.22%)
TOTAL EXPENSES           0.73%   1.48%   1.28%   0.53%
-------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES(5)


The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on an assumed annual total return of 5.00% and reinvestment of all dividends.

-------------------------------------------------------------------------------

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 49                  $ 55                  $ 13                   $ 5
3 YEARS                 $ 64                  $ 79                  $ 41                   $17
5 YEARS                 $ 81                  $ 92                  $ 70                   $30
10 YEARS                $129                  $157                  $155                   $66
------------------------------------------------------------------------------------------------

                            SEE NOTES ON NEXT PAGE


-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

-------------------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                        Net Realized              Distribu-
                                        and Unreal-    Dividends  tions
                   Beginning Net        ized Gain      from Net   from      Ending
 Year Ending       Net Asset Investment (Loss) From    Investment Capital   Net Asset
 May 31,           Value     Income(c)  Investments(a) Income     Gains     Value
-------------------------------------------------------------------------------------
 CLASS A (9/89)
 1997(e)           $         $          $              $          $         $
-------------------------------------------------------------------------------------
 1996               10.80     .59        (.08)         (.60)         --      10.71
-------------------------------------------------------------------------------------
 1995               10.48     .60         .32          (.60)         --      10.80
-------------------------------------------------------------------------------------
 1994               10.93     .61        (.40)         (.62)       (.04)     10.48
-------------------------------------------------------------------------------------
 1993               10.30     .64         .67          (.63)       (.05)     10.93
-------------------------------------------------------------------------------------
 1992               10.02     .65         .35          (.65)       (.07)     10.30
-------------------------------------------------------------------------------------
 1991                9.63     .66         .40          (.67)         --      10.02
-------------------------------------------------------------------------------------
 1990(d)             9.58     .44         .04          (.43)         --       9.63
-------------------------------------------------------------------------------------
 CLASS C (2/94)
 1997(e)
-------------------------------------------------------------------------------------
 1996               10.80     .53        (.09)         (.54)         --      10.70
-------------------------------------------------------------------------------------
 1995               10.48     .54         .32          (.54)         --      10.80
-------------------------------------------------------------------------------------
 1994(d)            11.29     .16        (.81)         (.16)         --      10.48
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                        Ratio of    Investment
                             Ending     Expenses to Income to     Portfolio
 Year Ending       Total     Net Assets Average Net Average       Turnover
 May 31,           Return(b) (millions) Assets(c)   Net Assets(c) Rate
-------------------------------------------------------------------------------------
 CLASS A (9/89)
 1997(e)                %     $             %+          %+          %
-------------------------------------------------------------------------------------
 1996                4.77      72.0      .80        5.46          26
-------------------------------------------------------------------------------------
 1995                9.20      68.1      .83        5.80          44
-------------------------------------------------------------------------------------
 1994                1.77      66.8      .66        5.56          22
-------------------------------------------------------------------------------------
 1993               13.12      54.5      .61        5.95          29
-------------------------------------------------------------------------------------
 1992               10.35      38.9      .49        6.43          43
-------------------------------------------------------------------------------------
 1991               11.47      27.8      .38        6.79          57
-------------------------------------------------------------------------------------
 1990(d)             6.52      16.7      .44+       6.40+         32
-------------------------------------------------------------------------------------
 CLASS C (2/94)
 1997(e)                                    +           +
-------------------------------------------------------------------------------------
 1996                4.12       5.7     1.35        4.87          26
-------------------------------------------------------------------------------------
 1995                8.59       3.2     1.37        5.21          44
-------------------------------------------------------------------------------------
 1994(d)           (17.21)      1.5     1.23+       4.79+         22
-------------------------------------------------------------------------------------

+Annualized.
(a)Net of any applicable taxes.
(b)Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c)After waiver of certain management fees or reimbursement of expenses by Flagship Financial.
(d)From commencement of class operations as noted.
(e)For the six months ending November 30, 1996.



--------------------------------------------------------------------------------
NOTES:

(1)The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2)CDSC declines to 0% at the end of six years.

(3)Imposed only on redemptions within 12 months of purchase.

(4)Effective 2/1/97, the fund eliminated the 0.20% distribution fee for Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table. These changes are expected to reduce total operating expenses on Class A from 0.93% to 0.73% and on Class C from 1.48% to 1.28%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers
   (NASD) Rules of Fair Practice.

(5)The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

----------------------------------------------------------------------
Nuveen Flagship North Carolina Municipal Bond Fund

PERFORMANCE INFORMATION (As of 11/30/96)
INCEPTION: March 27, 1986
NET ASSETS: $000.0 million
-------------------------------------------------------------------------------
EXPENSE INFORMATION (As of 11/30/96)

SHAREHOLDER TRANSACTION EXPENSES


(Maximum, as % of Offering Price)

-------------------------------------------------------------------------------

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

TOTAL RETURN


(Annualized)

-------------------------------------------------------------------------------

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.22%             4.61%             4.04%             4.04%             4.61%
5 YEARS          5.59%             6.50%             5.92%             5.92%             6.50%
10 YEARS         6.29%             6.75%             6.28%             6.17%             6.75%
INCEPTION        6.39%             6.83%             6.38%             6.24%             6.83%
-----------------------------------------------------------------------------------------------

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information. DURATION AND WEIGHTED AVERAGE MATURITY


                              [PIE CHART TO COME]

CREDIT QUALITY


                              [PIE CHART TO COME]

INDUSTRY DIVERSIFICATION (TOP 5)


                              [PIE CHART TO COME]
OVERVIEW OF FUND OPERATING EXPENSES(4)


(Annual, as % of Average Net Assets)


-------------------------------------------------------------------------------

                        CLASS A CLASS B CLASS C CLASS R
-------------------------------------------------------
MANAGEMENT               0.55%   0.55%   0.55%   0.55%
12B-1 FEES               0.20%   0.95%   0.75%    --
OTHER EXPENSES           0.15%   0.15%   0.15%   0.15%
WAIVERS/REIMBURSEMENTS    --      --      --      --
TOTAL EXPENSES           0.90%   1.65%   1.45%   0.70%
-------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES(5)


The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on an assumed annual total return of 5.00% and reinvestment of all dividends.

-------------------------------------------------------------------------------

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 51                  $ 56                  $ 15                   $ 7
3 YEARS                 $ 69                  $ 84                  $ 46                   $22
5 YEARS                 $ 90                  $101                  $ 79                   $39
10 YEARS                $148                  $175                  $174                   $87
------------------------------------------------------------------------------------------------

                            SEE NOTES ON NEXT PAGE


-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

-------------------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                        Net Realized              Distribu-
                                        and Unreal-    Dividends  tions
                   Beginning Net        ized Gain      from Net   from      Ending
 Year Ending       Net Asset Investment (Loss) From    Investment Capital   Net Asset
 May 31,           Value     Income(c)  Investments(a) Income     Gains     Value
-------------------------------------------------------------------------------------
 CLASS A (3/86)
 1997(e)           $         $          $              $          $  --     $
-------------------------------------------------------------------------------------
 1996               10.23     .55        (.18)         (.55)         --      10.05
-------------------------------------------------------------------------------------
 1995               10.08     .57         .15          (.57)         --      10.23
-------------------------------------------------------------------------------------
 1994               10.51     .57        (.42)         (.58)         --      10.08
-------------------------------------------------------------------------------------
 1993                9.97     .58         .55          (.59)         --      10.51
-------------------------------------------------------------------------------------
 1992                9.70     .60         .27          (.60)         --       9.97
-------------------------------------------------------------------------------------
 1991                9.46     .61         .24          (.61)         --       9.70
-------------------------------------------------------------------------------------
 1990                9.59     .61        (.13)         (.61)         --       9.46
-------------------------------------------------------------------------------------
 1989                8.93     .62         .66          (.62)         --       9.59
-------------------------------------------------------------------------------------
 1988                8.80     .62         .13          (.62)         --       8.93
-------------------------------------------------------------------------------------
 1987                9.17     .61        (.36)         (.61)         --       8.80
-------------------------------------------------------------------------------------
 1986(d)             9.58     .08        (.40)         (.09)         --       9.17
-------------------------------------------------------------------------------------
 CLASS C (10/93)
 1997(e)
-------------------------------------------------------------------------------------
 1996               10.22     .49        (.18)         (.50)         --      10.03
-------------------------------------------------------------------------------------
 1995               10.06     .51         .16          (.51)         --      10.22
-------------------------------------------------------------------------------------
 1994(d)            10.84     .32        (.78)         (.32)         --      10.06
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                        Ratio of    Investment
                             Ending     Expenses to Income to     Portfolio
 Year Ending       Total     Net Assets Average Net Average       Turnover
 May 31,           Return(b) (millions) Assets(c)   Net Assets(c) Rate
-------------------------------------------------------------------------------------
 CLASS A (3/86)
 1997(e)                 %   $             %+           %+          %
-------------------------------------------------------------------------------------
 1996                3.67     185.0      .90        5.32          54
-------------------------------------------------------------------------------------
 1995                7.45     191.9      .91        5.73          35
-------------------------------------------------------------------------------------
 1994                1.30     196.1      .89        5.41          21
-------------------------------------------------------------------------------------
 1993               11.66     169.9      .95        5.70          12
-------------------------------------------------------------------------------------
 1992                9.30     131.5      .98        6.10          17
-------------------------------------------------------------------------------------
 1991                9.28     108.9      .99        6.36          12
-------------------------------------------------------------------------------------
 1990                5.16      96.3      .94        6.40          34
-------------------------------------------------------------------------------------
 1989               14.78      87.5      .92        6.66          21
-------------------------------------------------------------------------------------
 1988                8.77      68.1      .83        6.93          75
-------------------------------------------------------------------------------------
 1987                2.54      66.1      .49        6.48          69
-------------------------------------------------------------------------------------
 1986(d)           (19.48)     14.0      .67+       4.75+         17
-------------------------------------------------------------------------------------
 CLASS C (10/93)
 1997(e)                                    +           +
-------------------------------------------------------------------------------------
 1996                3.01       6.6     1.45        4.77          54
-------------------------------------------------------------------------------------
 1995                6.97       6.0     1.46        5.13          35
-------------------------------------------------------------------------------------
 1994(d)            (6.26)      4.2     1.49+       4.65+         21
-------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses by Flagship Financial.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.

--------------------------------------------------------------------------------
Notes:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective 2/1/97, the fund eliminated the 0.20% distribution fee for Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table. These changes are expected to reduce total operating expenses on Class A from 1.10% to 0.90% and on Class C from 1.65% to 1.45%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers
    (NASD) Rules of Fair Practice.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

--------------------------------------------------------------------------------

-----------------------------------------------------------------------
Nuveen Flagship South Carolina Municipal Bond Fund

PERFORMANCE INFORMATION (As of 11/30/96)
INCEPTION: July 6, 1993
NET ASSETS: $000.0 million
-------------------------------------------------------------------------------
EXPENSE INFORMATION (As of 11/30/96)

SHAREHOLDER TRANSACTION EXPENSES


(Maximum, as % of Offering Price)

-------------------------------------------------------------------------------

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

TOTAL RETURN


(Annualized)

-------------------------------------------------------------------------------

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.24%             4.63%             4.06%             4.27%             4.63%
5 YEARS          N/A               N/A               N/A               N/A               N/A
10 YEARS         N/A               N/A               N/A               N/A               N/A
INCEPTION        2.99%             4.40%             3.82%             4.03%             4.40%
-----------------------------------------------------------------------------------------------

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information. DURATION AND WEIGHTED AVERAGE MATURITY


                              [PIE CHART TO COME]

CREDIT QUALITY


                              [PIE CHART TO COME]

INDUSTRY DIVERSIFICATION (TOP 5)


                              [PIE CHART TO COME]
OVERVIEW OF FUND OPERATING EXPENSES(4)


(Annual, as % of Average Net Assets)


-------------------------------------------------------------------------------

                        CLASS A CLASS B CLASS C CLASS R
-------------------------------------------------------
MANAGEMENT               0.55%   0.55%   0.55%   0.55%
12B-1 FEES               0.20%   0.95%   0.75%    --
OTHER EXPENSES           0.76%   0.76%   0.76%   0.76%
WAIVERS/REIMBURSEMENTS  (1.31%) (1.31%) (1.31%) (1.31%)
TOTAL EXPENSES           0.20%   0.95%   0.75%   0.00%
-------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES(5)


The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on an assumed annual total return of 5.00% and reinvestment of all dividends.

-------------------------------------------------------------------------------

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                   $44                   $50                   $ 8                   $ 0
3 YEARS                  $48                   $63                   $24                   $ 0
5 YEARS                  $53                   $64                   $42                   $ 0
10 YEARS                 $66                   $95                   $93                   $ 0
------------------------------------------------------------------------------------------------

                            SEE NOTES ON NEXT PAGE


-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

-------------------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                        Net Realized              Distribu-
                                        and Unreal-    Dividends  tions
                   Beginning Net        ized Gain      from Net   from      Ending
 Year Ending       Net Asset Investment (Loss) From    Investment Capital   Net Asset
 May 31,           Value     Income(c)  Investments(a) Income     Gains     Value
-------------------------------------------------------------------------------------
 CLASS A (7/93)
 1997(e)           $         $          $              $          $         $
-------------------------------------------------------------------------------------
 1996                9.45     .48        (.15)            (.50)      --       9.280
-------------------------------------------------------------------------------------
 1995                9.20     .50         .25             (.50)      --       9.450
-------------------------------------------------------------------------------------
 1994(d)             9.58     .42        (.38)            (.39)     (.03)     9.200
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                        Ratio of    Investment
                             Ending     Expenses to Income to     Portfolio
 Year Ending       Total     Net Assets Average Net Average       Turnover
 May 31,           Return(b) (millions) Assets(c)   Net Assets(c) Rate
-------------------------------------------------------------------------------------
 CLASS A (7/93)
 1997(e)                %    $             %+           %+          %
-------------------------------------------------------------------------------------
 1996               3.53       10.5     .71         4.98          76
-------------------------------------------------------------------------------------
 1995               8.54        9.0     .40         5.54          87
-------------------------------------------------------------------------------------
 1994(d)            0.15        6.3     .40+        4.82+         88
-------------------------------------------------------------------------------------

+Annualized.
(a)Net of any applicable taxes.
(b)Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c)After waiver of certain management fees or reimbursement of expenses by Flagship Financial.
(d)From commencement of class operations as noted.
(e)For the six months ending November 30, 1996.




-------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective 2/1/97, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table. These changes are expected to reduce total operating expenses on Class A from 0.40% to 0.20% and on Class C from 0.95% to 0.75%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.


-------------------------------------------------------------------------------

-----------------------------------------------------------------------
Nuveen Flagship Tennessee Municipal Bond Fund

PERFORMANCE INFORMATION (As of 11/30/96)
INCEPTION: November 2, 1987
NET ASSETS: $000.0 million
-------------------------------------------------------------------------------
EXPENSE INFORMATION (As of 11/30/96)

SHAREHOLDER TRANSACTION EXPENSES


(Maximum, as % of Offering Price)

-------------------------------------------------------------------------------

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --
SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

TOTAL RETURN


(Annualized)

-------------------------------------------------------------------------------

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.49%             4.89%             4.32%             4.32%             4.89%
5 YEARS          5.86%             6.77%             6.15%             6.15%             6.77%
10 YEARS         N/A               N/A               N/A               N/A               N/A
INCEPTION        7.31%             7.84%             7.29%             7.23%             7.84%
-----------------------------------------------------------------------------------------------

Class R total returns reflect actual performance for all periods; Class A, B and C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information. DURATION AND WEIGHTED AVERAGE MATURITY


                              [PIE CHART TO COME]

CREDIT QUALITY


                              [PIE CHART TO COME]

INDUSTRY DIVERSIFICATION (TOP 5)


                              [PIE CHART TO COME]
OVERVIEW OF FUND OPERATING EXPENSES(4)


(Annual, as % of Average Net Assets)


-------------------------------------------------------------------------------

                        CLASS A CLASS B CLASS C CLASS R
-------------------------------------------------------
MANAGEMENT               0.54%   0.54%   0.54%   0.54%
12B-1 FEES               0.20%   0.95%   0.75%       --
OTHER EXPENSES           0.13%   0.13%   0.13%   0.13%
WAIVERS/REIMBURSEMENTS  (0.07%) (0.07%) (0.07%) (0.07%)
TOTAL EXPENSES           0.80%   1.55%   1.35%   0.60%
-------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES(5)


The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on an assumed annual total return of 5.00% and reinvestment of all dividends.

-------------------------------------------------------------------------------

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 50                  $ 55                  $ 14                   $ 6
3 YEARS                 $ 66                  $ 81                  $ 43                   $19
5 YEARS                 $ 85                  $ 96                  $ 74                   $33
10 YEARS                $137                  $164                  $162                   $75
------------------------------------------------------------------------------------------------

                            SEE NOTES ON NEXT PAGE


-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

-------------------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                        Net Realized              Distribu-
                                        and Unreal-    Dividends  tions
                   Beginning Net        ized Gain      from Net   from      Ending
 Year Ending       Net Asset Investment (Loss) From    Investment Capital   Net Asset
 May 31,           Value     Income(c)  Investments(a) Income     Gains     Value
-------------------------------------------------------------------------------------
 CLASS A (11/87)
 1997(e)           $         $          $              $          $  --     $
-------------------------------------------------------------------------------------
 1996               11.01     .59        (.18)          (.59)        --      10.83
-------------------------------------------------------------------------------------
 1995               10.78     .60         .23           (.60)        --      11.01
-------------------------------------------------------------------------------------
 1994               11.23     .61        (.43)          (.61)      (.02)     10.78
-------------------------------------------------------------------------------------
 1993               10.56     .62         .68           (.63)        --      11.23
-------------------------------------------------------------------------------------
 1992               10.34     .65         .22           (.65)        --      10.56
-------------------------------------------------------------------------------------
 1991               10.09     .67         .26           (.67)      (.01)     10.34
-------------------------------------------------------------------------------------
 1990               10.26     .67        (.15)          (.67)      (.02)     10.09
-------------------------------------------------------------------------------------
 1989                9.65     .68         .60           (.67)        --      10.26
-------------------------------------------------------------------------------------
 1988(d)             9.58     .35         .09           (.37)        --       9.65
-------------------------------------------------------------------------------------
 CLASS C (10/93)
 1997(e)                                                             --
-------------------------------------------------------------------------------------
 1996               11.00     .53        (.18)          (.53)        --      10.82
-------------------------------------------------------------------------------------
 1995               10.78     .54         .22           (.54)        --      11.00
-------------------------------------------------------------------------------------
 1994(d)            11.61     .35        (.83)          (.34)      (.010)    10.78
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                        Ratio of    Investment
                             Ending     Expenses to Income to     Portfolio
 Year Ending       Total     Net Assets Average Net Average       Turnover
 May 31,           Return(b) (millions) Assets(c)   Net Assets(c) Rate
-------------------------------------------------------------------------------------
 CLASS A (11/87)
 1997(e)                 %   $              %+          %+          %
-------------------------------------------------------------------------------------
 1996                3.78     250.9      .88        5.30          38
-------------------------------------------------------------------------------------
 1995                8.04     241.8      .89        5.64          23
-------------------------------------------------------------------------------------
 1994                1.55     236.2      .76        5.42          17
-------------------------------------------------------------------------------------
 1993               12.60     191.8      .88        5.66          15
-------------------------------------------------------------------------------------
 1992                8.66     126.8      .84        6.18          35
-------------------------------------------------------------------------------------
 1991                9.73      92.4      .76        6.60          30
-------------------------------------------------------------------------------------
 1990                5.53      73.8      .78        6.57          56
-------------------------------------------------------------------------------------
 1989               13.89      62.0      .62        6.80          50
-------------------------------------------------------------------------------------
 1988(d)             7.50      23.7      .47+       6.35+         23
-------------------------------------------------------------------------------------
 CLASS C (10/93)
 1997(e)                                    +           +
-------------------------------------------------------------------------------------
 1996                3.22      15.5     1.43        4.75          38
-------------------------------------------------------------------------------------
 1995                7.35      12.5     1.44        5.08          23
-------------------------------------------------------------------------------------
 1994(d)            (5.92)     10.7     1.23+       4.80+         17
-------------------------------------------------------------------------------------

+   Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations
(c) After waiver of certain management fees or reimbursement of expenses by Flagship Financial.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.

--------------------------------------------------------------------------------
Notes:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective 2/1/97, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table. These changes are expected to reduce total operating expenses on Class A from 1.00% to 0.80% and on Class C from 1.55% to 1.35%. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FUND STRATEGIES

-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal income tax as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.

-------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal income tax. Income from these bonds, however, may be subject to state and local income taxes or to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. Each fund will invest at least 80% of its net assets in investment-grade quality bonds.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not identical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some speculative characteristics. Bond ratings represent the opinions of the ratings agencies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. All of the funds described in this prospectus are long-term funds and maintain a weighted average portfolio maturity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover rela-tively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securities are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.


-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (dura-tions) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. As non-diversified funds, the Alabama and South Carolina Funds generally are subject to greater share price fluctuations due to these changes than the other funds described in this prospectus, which are diversified funds. In pursuing its value-oriented strategy, each fund may also invest a portion of its investment portfolio in municipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular, federal, state and local income taxes. See the appendix and the statement of additional information for further information.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:

 . 25% in any one industry sector, such as electric utilities or health care;
  and

 . 10% in borrowings (33% if used to meet redemptions).

As diversified funds, the Georgia, Louisiana, North Carolina, and Tennessee Municipal Bond Funds also may not have more than:

 . 5% in securities of any one issuer (except U.S. government securities or for 25% of each fund's assets).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds" and "Risk Reduction Strategies" are funda-mental and may not be changed without the approval of a majority of the share-holders of each fund.

--------------------------------------------------------------------------------
INVESTING IN THE FUNDS

--------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing investment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact


--------------------------------------------------------------------------------

Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

--------------------------------------------------------------------------------
HOW TO SELECT A PURCHASE
OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your financial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your finan-cial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your financial adviser's sales material for further information. Each class of shares is described in more detail below and under "The Distributor." Your financial adviser can explain each option and help you determine which is most appropriate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to all funds described in this prospectus.

CLASS A SALES CHARGES AND COMMISSIONS


                                                                   AUTHORIZED DEALER
                                 SALES CHARGE                         COMMISSION
                         -------------------------------------     -----------------
                                                 AS % OF
                         AS % OF PUBLIC          YOUR NET           AS % OF PUBLIC
  PURCHASE AMOUNT        OFFERING PRICE         INVESTMENT          OFFERING PRICE
------------------------------------------------------------------------------------
      Up to $50,000           4.20%                4.38%                 3.70%
    $50,000-100,000           4.00                 4.18                  3.50
   $100,000-250,000           3.50                 3.63                  3.00
   $250,000-500,000           2.50                 2.56                  2.00
 $500,000-1,000,000           2.00                 2.04                  1.50
$1,000,000 and over            --                   --                    --(1)
------------------------------------------------------------------------------------

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commission, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calcu-lated on the lower of your purchase price or redemption proceeds.

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support to authorized dealers in connection with sales meet-ings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The statement of additional information contains further information about these programs. Nuveen pays for these programs at its own expense and not out of fund assets.

OTHER SALES CHARGE DISCOUNTS


Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

Sales Charge Reductions
                 Sales Charge Waivers


 . Rights of Accumulation
                 . Unit Trust Reinvestment


 . Letter of Intent (LOI)
                 . Purchases using Redemptions from Unrelated Funds


 . Group Purchase . Fee-Based Programs

                 . Bank Trust Departments

                 . Certain Employees of Nuveen or Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.


--------------------------------------------------------------------------------

CLASS B CONTINGENT DEFERRED SALES CHARGE


If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

DURING YEAR      1         2         3         4         5         6        7+
-----------------------------------------------------------------------------------------
CDSC            5%        4%        4%        3%        2%        1%        0%

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, but Class C shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.55% annual distribution fee which compensates Nuveen for paying your finan-cial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

--------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC were applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the necessary documentation. Your financial adviser may charge you for this service.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen and Boston Financial Data Services ("Boston Financial") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than the address of record;

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below the established minimum. Pres-ently, accounts worth less than $100 will be redeemed without notice unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an involuntary redemption.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen national or state mutual fund. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

--------------------------------------------------------------------------------
OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account, or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate section of the account application. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need additional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost aver-aging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other
Nuveen mutual funds (see "Other Sales Charge Discounts").

THE POWER OF SYSTEMATIC INVESTING

Assuming $3,000 initial investment, $100 monthly contributions are added to an investment account every month for 20 years. From the same $3,000 beginning, the chart shows the amount that would be in the account after 20 years, assuming no interest and interest compounded annually at the rates of 4%, 5% and 6%.

                             [GRAPH APPEARS HERE]

SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account, paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemp-tion proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next determined after Nuveen receives your reinvestment request. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exer-cising your reinstatement privilege.

--------------------------------------------------------------------------------

ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account applica-tion. Your financial adviser can provide and help you prepare the application form, or you may obtain the form by calling (800) 621-7227. You may use elec-tronic funds transfer to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.

--------------------------------------------------------------------------------
DIVIDENDS AND TAXES

--------------------------------------------------------------------------------
HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on the ninth of each month and generally pay dividends on the first business day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is added to the fund's share price; similarly, distributions from previ-ously undistributed net income are deducted from the fund's share price. This dividend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

--------------------------------------------------------------------------------
TAXES AND TAX REPORTING

The discussion below and the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in municipal bonds whose income is exempt from regular federal, state and local income taxes. Consequently, the regular monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income taxes. All or a portion of these dividends, however, may be subject to the federal alter-native minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 . you are subject to the AMT (including corporate shareholders);

 . you are a "substantial user" of a facility financed by these bonds; or

 . you are a "related person" of a substantial user.


--------------------------------------------------------------------------------

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contemplating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (normally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.

-------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

TAXABLE EQUIVALENT OF TAX-FREE YIELDS


                                       TAX-FREE YIELD

TAX RATE         4.00%               4.50%               5.00%               5.50%                6.00%
------
    ----------------------------------------------------------------------------------------------------
 28.0%           5.56%               6.25%               6.94%                7.64%                8.33%
 31.0%           5.80%               6.52%               7.25%                7.97%                8.70%
 36.0%           6.25%               7.03%               7.81%                8.59%                9.37%
 39.6%           6.62%               7.45%               8.28%                9.11%                9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.

-------------------------------------------------------------------------------
GENERAL INFORMATION

-------------------------------------------------------------------------------
HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds
  c/o Shareholder Services Inc.
  P.O. Box 5330
  Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

-------------------------------------------------------------------------------
FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, booking and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc.

For providing these services, Nuveen Advisory is paid an annual management fee. The following schedule applies to all funds described in this prospectus:

MANAGEMENT FEES


AVERAGE DAILY               MANAGEMENT
NET ASSET VALUE                FEE
--------------------------------------
For the first $125 million   0.5000%
For the next $125 million    0.4875%
For the next $250 million    0.4750%
For the next $500 million    0.4625%
For the next $1 billion      0.4500%
For assets over $2 billion   0.4250%
--------------------------------------


-------------------------------------------------------------------------------

[Nuveen will waive some or all of its fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the Municipal Bond Fund and the Insured Municipal Bond Fund do not exceed 0.75% and 0.975%, respectively, of average daily net assets. For more information about fees and expenses, see the fund operating expense tables in the Fund Summa-ries.]

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and portfolio managers of Nuveen Advisory and meets weekly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Michael Davern is the portfolio manager for the Alabama and Georgia Municipal Bond Funds. Mr. Davern has managed these funds since 1991, first as a Vice President of Flagship Financial Inc., the funds' prior investment advisor, and then as a Vice President of Nuveen Advisory after the acquisition of Flagship Resources Inc. by The John Nuveen Company in December 1996.

Walter Parker is the portfolio manager for the North Carolina, South Carolina, and Tennessee Municipal Bond Funds. Mr. Parker has managed these funds since
[ ] and since [ ], has been a Vice President of Flagship Financial Inc., the funds' prior investment advisor, until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in December 1996.

Jan Terbreuggen is the portfolio manager for the Louisiana Municipal Bond Fund. Mr. Terbrueggen has managed the fund as a Vice President of Flagship Financial
Inc., the funds' prior investment advisor, since [    ], until becoming a Vice
President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in December 1996.

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of each class of shares outstanding. The plan also authorizes each fund to pay Nuveen an annual 0.75% distribution fee on the average daily net assets of Class B shares outstanding. The plan also autho-rizes each fund to pay Nuveen an annual 0.55% distribution fee on the average daily net assets of Class C shares outstanding. In order to help compensate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and retains the first year's service and distri-bution fees on sales of Class C shares. The statement of additional information contains a detailed description of the plan and its provisions.

TRANSFER AGENT

The funds have appointed Boston Financial, P.O. Box 8509, Boston, MA, 02266-8509, as the transfer agent responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative serv-ices in connection with the maintenance of shareholder accounts.

--------------------------------------------------------------------------------
HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

--------------------------------------------------------------------------------
HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. When price quotes are readily available for a munic-ipal bond, the price used is the average of the quoted bid and asked prices (or their yield equivalent).

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
APPENDIX

-------------------------------------------------------------------------------
SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discus-sion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further information.

ALABAMA

The industrialization of Alabama's economy over the past two decades has resulted in a manufacturing sector that represents just over a quarter of the state's gross product and 20% of employment. The sector has diversified beyond primary textiles, chemicals, rubbers and plastics. Nine consecutive years of private sector capital investment exceeding $2 billion annually has also left the state's manufacturing facilities modernized and more competitive in the domestic and world markets. Expanded paper and pulp production have helped make the state one of the nation's top five timber producers. In recent years, the importance of the service sector has grown as regional concentrations such as the medical complex in Birmingham and the high technology research center at Huntsville stimulate growth. The trade and service sectors have provided 75% of job growth in recent years.

The state's unemployment rate fell from 6.8% in 1994 to 4.9% in 1995, a rate below the national average of 5.1%. Some $2.6 billion in capital investments in 1994 alone led to 22,862 new jobs. Alabama enjoyed a 25.92% increase in per capital income from 1990-94 outstripping the 15.42% national average for the same period. Per capita income growth also significantly outpaced the national average during the period from 1980 to 1990. Per capita income rose 4.8% to $18,781 in 1995.

[state budget information] S&P gives Alabama's general obligation bonds an
rating while Moody's gives them an     rating. [current]

Tax Treatment.

[TO COME]

GEORGIA

Georgia's diverse economic base depends on manufacturing, wholesale and retail trade and a growing service sector. The chief sources of manufacturing employ-ment are textiles, food products, paper products, electronic equipment and aircraft. The state's largest city, Atlanta, is an economic and transportation center for the entire southeast region as well as the focus of the state's growth. Increased spending on education, especially technical schools, has attracted businesses to the state and stimulated job growth in the environ-mental technology, biotechnology and telecommunications industries.

Unemployment was a low 4.5% as of August 1996. According to Standard & Poor's, recent financial statistics rank Georgia among the top five states nationally in employment and population growth. Personal income per capita has steadily gained relative to the national average since the 1980's. Per capita personal income rose 5.4% in 1995 to $21,278.

Georgia's conservative financial operations resulted in an undesignated surplus reaching over $174 million in 1996 out of a balanced budget of $10.7 billion. An economic downturn at the beginning of the decade resulted in oper-ating deficits from 1990-92 but was remedied by revenue growth in 1993 and 1994 which led to budgetary surpluses. The state sets aside three percent of its budget annually in reserve funds. Georgia also enjoys a sound debt struc-ture guarded and restrained by a cap on debt obligations which is tied to
expected revenues. S&P gives Georgia's general obligation bonds an     rating
while Moody's gives them an     rating. [current]

Tax Treatment.

[TO COME]

LOUISIANA

The significance of Louisiana's oil and gas industry to its economy can cause the state financial difficulties when the markets for those products are unfa-vorable. The state suffered a period of severe oil-related financial disloca-tion in the early 1980's. As a result, the state has attempted to diversify its economic base by developing industries such as timber, aqua culture, fish and seafood production which take advantage of Louisiana's replenished natural resources as well as expanding its transportation facilities. Still, the state's economy remains subject to the risks of a non-diversified economy where manufacturing only represented 10.7% of employment in 1994 while govern-ment employment represented 19.3% of the state total.

Louisiana's unemployment rate has exceeded the national average in these past two years despite strong job growth rates. As of August 1996, the unemployment rate was 6.9%. However, the state ranked first in the nation in personal income growth with per capita income rising 6.9% to $18,827 in 1995 after years of decline relative to the national average.

Since 1993 the state has applied small budget surpluses to the reduction of outstanding debts. However, the 1996 budget includes a $41 million shortfall and revenues are not projected to cover the needs in future years. Proposed spending reductions are crucial to balancing future budgets. The outcome of a proposed referendum on legalized gambling could also impact future revenues.
S&P gives Louisiana's general obligation bonds an     rating while Moody's
gives them an     rating. [current]

Tax Treatment.

[TO COME]

NORTH CAROLINA

The greater part of North Carolina's diverse economic base is divided among agricultural, manufacturing and tourism industries. The state's manufacturing employment ranks as one of the largest in the Southeast region despite agriculture's historical dominance. The textile industry employs the greatest number of manufacturing workers while broiler


-------------------------------------------------------------------------------
and pork production have surpassed tobacco as the leading source of agricul-tural income due to diversification in that sector. The state also enjoys increased economic activity in the financial services, research and high tech-nology manufacturing sectors.

The unemployment rate was a low 4.1% at the end of August 1996, consistent with the state's tendency to fall below the national average. The state ranks among the top ten in terms of economic growth, as measured by job and personal income increases. Per capita income grew from $7,999 in 1980 to $20,604 in 1995.

The state has implemented sound financial policies and maintains low debt levels. Its Constitution mandates that total expenditures not exceed receipts for the same period plus any surplus available at the start of the fiscal year. [1996 budget] The state succeeded in decreasing expenditures and increasing revenues in the face of 1990 and 1991 budget shortfalls that reflected the nationwide economic downturn. These conservative policies, combined with economic recovery, resulted in budget surpluses in 1992, 1993, 1994 and 1995.
[96?] S&P gives North Carolina's general obligation bonds an     rating while
Moody's gives them an     rating. [current]

Tax Treatment.

[TO COME]

SOUTH CAROLINA

The manufacturing sector leads South Carolina's economy and constitutes some 25% of employment compared to a national average of 15%. One in three manufac-turing jobs relates directly or indirectly to the textile industry, a sector which faces greater international competition due to the NAFTA. Reductions in defense related jobs at the Charleston Naval Base and Savannah River Plant have been offset by private sector plant expansions and openings attracted by the state's lower corporate income tax rate and tax incentives provided in the 1980's. The state's Economic Development Board expected capital investment in new plants and expansions in 1994 alone to create over 16,000 new jobs. Signif-icant trade and service sectors anchor a diverse economic base.

South Carolina's monthly unemployment rate fell below the comparable national average during 1995, resting at 5.1% at the end of September 1995, but increased slightly to 5.9% by August 1996. Per capita income grew at a compounded annual rate of 6.2% from 1989 to 1994, surpassing the 5.3% national growth rate and the 6.1% southeastern region growth rate during the same period. Per capita income rose to $18,788 in 1995, ranking the State 7th in the nation in terms of income growth for that year.

South Carolina's Constitution mandates a balanced budget and employs several means to ensure its achievement. Each quarter the State Budget and Control Board must monitor revenues and lower appropriations in the event the state projects a deficit after the first or second quarters. The Constitution also requires the government to set aside three percent of General Fund revenues in a General Reserve Fund and two percent in a Capital Reserve Fund as a hedge against any year end deficit. During the fiscal year, the state must fund its operating expenses with the Capital Reserve Fund moneys before resorting to any cuts in an effort to meet projected deficits. At the end of the year, the legislature may apply both funds to any deficit but any moneys taken from the General Reserve must be replaced within three years. The legislature must account for any remaining budget shortfall during the succeeding fiscal year. As a result of this process South Carolina enjoyed budget surpluses in 1994 and 1995 [1996] while the state remedied its 1992 and 1993 deficits with combined cuts and the use of Reserve Funds.

By law, appropriations cannot increase at a rate that exceeds the state's economic growth rate nor can the number of state employees increase at a rate greater than the state's population growth rate. S&P gives South Carolina's
general obligation bonds an     rating while Moody's gives them an     rating.
[current]

Tax Treatment.

[TO COME]

TENNESSEE

Manufacturing historically dominates Tennessee's economy but growth in the state's service and trade industries restructured the state's economy over the past 15-20 years. From 1973 to 1993, employment in the service sector increased from 14.5% to 24.7% of non-agricultural employment while that share of manufac-turing employment fell from 33.9% to 22.7% of non-agricultural employment. As a result, the employment base is better diversified among the state's manufactur-ing, service, trade and government sectors. Economic performance tends to parallel the national average. For example, the state recovered from the reces-sion felt nationwide in the early 1990's and has posted moderate economic gains in the years since.

The state's monthly unemployment rate stood at 4.6% in August 1996, compared to a national average of 5.1%. Still, nine Tennessee counties suffered unemploy-ment rates above 10% at the end of 1995. Personal income levels rose 5.9% in 1993 and 7.03% in 1994. Personal income grew some 87.1% from 1983 to 1993 to reach $18,434 per capita. The per capita average increased again to $20,376 in 1995.

Tennessee's Constitution requires that a fiscal year's expenditures not exceed that year's revenues and available reserves. Rainy-day fund reserves equaled $101 million at the end of 1995. The rate of growth of appropriations also cannot outpace the projected growth of the state's economy. S&P gives
Tennessee's general obligation bonds an     rating while Moody's gives them an
    rating. [current]


--------------------------------------------------------------------------------

NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227

                                                                FEBRUARY 1, 1997

NUVEEN FLAGSHIP MULTISTATE TRUST III

NUVEEN FLAGSHIP ALABAMA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP GEORGIA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP LOUISIANA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP NORTH CAROLINA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP SOUTH CAROLINA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP TENNESSEE MUNICIPAL BOND FUND

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Flagship Multistate Trust III dated February 1, 1997. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Funds, by mailing a written request to the Funds, c/o John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 414-7447.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-9
Investment Adviser and Investment Management Agreement..................... S-14
Portfolio Transactions..................................................... S-15
Net Asset Value............................................................ S-15
Tax Matters................................................................ S-16
Performance Information.................................................... S-20
Additional Information on the Purchase and Redemption of Fund Shares....... S-25
Distribution and Service Plans............................................. S-28
Independent Public Accountants and Custodians.............................. S-29
Financial Statements....................................................... S-29
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports and the unaudited financial statements for the most recent semi-annual period for each Fund appear in the Funds' Semi-Annual Reports; each is included herein by reference. The Semi-Annual Reports accompany this Statement of Additional Information.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

INVESTMENT POLICIES

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and temporary investments, as those terms are defined in the Prospectus.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Georgia Municipal Bond Fund, the Louisiana Municipal Bond Fund, the North Carolina Municipal Bond Fund, and the Tennessee Municipal Bond Fund.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Flagship Multistate Trust III (the "Trust") is an open-end diversified management series investment company organized as a Massachusetts
business trust on            . Each of the Funds is an open-end management
investment company organized as a series of the Nuveen Flagship Multistate Trust III. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has six series: the Nuveen Flagship Alabama Municipal Bond Fund (formerly the Flagship Alabama Double Tax Exempt Fund, organized on April 11, 1994 as a series of the Flagship Tax Exempt Funds Trust, a Massachusetts business trust organized on March 8, 1985); the Nuveen Flagship Georgia Municipal Bond Fund (formerly the Flagship Georgia Double Tax Exempt Fund, organized on March 27, 1986 as a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Louisiana Municipal Bond Fund (formerly the Flagship Louisiana Double Tax Exempt Fund, organized on September 12, 1989 as a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship North Carolina Municipal Bond Fund (formerly the Flagship North Carolina Tax Exempt Fund, organized on March 27, 1986 as a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship South Carolina Municipal Bond Fund (formerly the Flagship South Carolina Double Tax Exempt Fund, organized on July 6, 1993 as a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Flagship Tennessee Municipal Bond Fund (formerly the Flagship Tennessee Double Tax Exempt Fund, organized on November 2, 1987 as a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by such matter.

PORTFOLIO SECURITIES

  As described in the Prospectus, the Georgia Municipal Bond Fund, the Louisiana Municipal Bond Fund, the North Carolina Municipal Bond Fund, and the Tennessee Municipal Bond Fund invest primarily in a diversified portfolio, and the Alabama Municipal Bond Fund and the South Carolina Municipal Bond Fund invest primarily in a non-diversified portfolio, of Municipal Obligations free from regular federal and state income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, except that the Fund may not invest more than 20% of its net assets in unrated bonds and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

PORTFOLIO TRADING AND TURNOVER

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with its investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each of the Funds is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable, and therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

The portfolio turnover rates for the Funds, for the fiscal year-end of the Fund as a series of its predecessor entity (described above), as indicated, were:

                                                                        FISCAL
                                                                         YEAR
                                                                       1995 1996
                                                                       ---- ----
       Nuveen Flagship Alabama Municipal Bond Fund (5/31)............. 00%  00%
       Nuveen Flagship Georgia Municipal Bond Fund (5/31)............. 00%  00%
       Nuveen Flagship Louisiana Municipal Bond Fund (5/31)........... 00%  00%
       Nuveen Flagship North Carolina Municipal Bond Fund (5/31)...... 00%  00%
       Nuveen Flagship South Carolina Municipal Bond Fund (5/31)...... 00%  00%
       Nuveen Flagship Tennessee Municipal Bond Fund (5/31)........... 00%  00%

WHEN-ISSUED SECURITIES

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed delivery transactions in order to manage its operations more effectively.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

  As described in the Prospectus, except for investments in temporary investments, each of the Funds will invest primarily all of its net assets in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary, and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

FACTORS PERTAINING TO ALABAMA

  The industrialization of Alabama's economy over the past two decades has resulted in a manufacturing sector that represents just over a quarter of the state's gross product and 20% of employment. The sector has diversified beyond primary textiles, chemicals, rubbers and plastics. Nine consecutive years of private sector capital investment exceeding $2 billion annually has also left the state's manufacturing facilities modernized and more competitive in the domestic and world markets. Expanded paper and pulp production have helped make the state one of the nation's top five timber producers. In recent years, the importance of the service sector has grown as regional concentrations such as the medical complex in Birmingham and the high technology research center at Huntsville stimulate growth. The trade and service sectors have provided 75% of job growth in recent years.

  The state's unemployment rate fell from 6.8% in 1994 to 4.9% in 1995, a rate below the national average of 5.1%. Some $2.6 billion in capital investments in 1994 alone led to 22,862 new jobs. Alabama enjoyed a 25.92% increase in per capita income from 1990-94 outstripping the 15.42% national average for the same period. Per capita income growth also significantly outpaced the national average during the period from 1980 to 1990. Per capita income rose 4.8% to $18,781 in 1995.

  [state budget information] As of February 9, 1996, S&P gives Alabama's general obligation bonds an AA rating while Moody's gives them an Aa rating.

FACTORS PERTAINING TO GEORGIA

  Georgia's diverse economic base depends on manufacturing, wholesale and retail trade and a growing service sector. The chief sources of manufacturing employment are textiles, food products, paper products, electronic equipment and aircraft. The state's largest city, Atlanta, is an economic and transportation center for the entire southeast region as well as the focus of the state's growth. Increased spending on education, especially technical schools, has attracted businesses to the state and stimulated job growth in the environmental technology, biotechnology and telecommunications industries.

  Unemployment was a low 4.5% as of August 1996. According to Standard & Poor's, recent financial statistics rank Georgia among the top five states nationally in employment and population growth. Personal income per capita has steadily gained relative to the national average since the 1980's. Per capita personal income rose 5.4% in 1995 to $21,278.

  Georgia's conservative financial operations resulted in an undesignated surplus reaching over $174 million in 1996 out of a balanced budget of $10.7 billion. An economic downturn at the beginning of the decade resulted in operating deficits from 1990-92 but was remedied by revenue growth in 1993 and 1994 which led to budgetary surpluses. The state sets aside three percent of its budget annually in reserve funds. Georgia also enjoys a sound debt structure guarded and restrained by a cap on debt obligations which is tied to expected revenues. As of February 9, 1996, S&P gives Georgia's general obligation bonds an AA+ rating while Moody's gives them an Aaa rating.

FACTORS PERTAINING TO LOUISIANA

  The significance of Louisiana's oil and gas industry to its economy can cause the state financial difficulties when the markets for those products are unfavorable. The state suffered a period of severe oil-related financial dislocation in the early 1980's. As a result, the state has attempted to diversify its economic base by developing industries such as timber, aqua culture, fish and seafood production which take advantage of Louisiana's replenished natural resources as well as expanding its transportation facilities. Still, the state's economy remains subject to the risks of a non-diversified economy where manufacturing only represented 10.7% of employment in 1994 while government employment represented 19.3% of the state total.

  Louisiana's unemployment rate has exceeded the national average in these past two years despite strong job growth rates. As of August 1996, the unemployment rate was 6.9%. However, the state ranked first in the nation in personal income growth with per capita income rising 6.9% to $18,827 in 1995 after years of decline relative to the national average.

  Since 1993 the state has applied small budget surpluses to reduction of outstanding debts. However, the 1996 budget includes a $41 million shortfall and revenues are not projected to cover the needs in future years. Proposed spending reductions are crucial to balancing future budgets. The outcome of a proposed referendum on legalized gambling could also impact future revenues. As of February 9, 1996, S&P gives Louisiana's general obligation bonds an A-rating while Moody's gives them an Baa1 rating.

FACTORS PERTAINING TO NORTH CAROLINA

  The greater part of North Carolina's diverse economic base is divided among agricultural, manufacturing and tourism industries. The state's manufacturing employment ranks as one of the largest in the Southeast region despite agriculture's historical dominance. The textile industry employs the greatest number of manufacturing workers while broiler and pork production have surpassed tobacco as the leading source of agricultural income due to diversification in that sector. The state also enjoys increased economic activity in the financial services, research and high technology manufacturing sectors.

  The unemployment rate was a low 4.1% at the end of August 1996, consistent with the state's tendency to fall below the national average. The state ranks among the top ten in terms of economic growth, as measured by job and personal income increases. Per capita income grew from $7,999 in 1980 to $20,604 in 1995.

  The state has implemented sound financial policies and maintains low debt levels. Its Constitution mandates that total expenditures not exceed receipts for the same period plus any surplus available at the start of the fiscal year. [1996 budget] The state succeeded in decreasing expenditures and increasing revenues in the face of 1990 and 1991 budget shortfalls that reflected the nationwide economic downturn. These conservative policies, combined with economic recovery, resulted in budget surpluses in 1992, 1993, 1994 and 1995. [96?] As of February 9, 1996, S&P gives North Carolina's general obligation bonds an AAA rating while Moody's gives them an Aaa rating.

FACTORS PERTAINING TO SOUTH CAROLINA

  The manufacturing sector leads South Carolina's economy and constitutes some 25% of employment compared to a national average of 15%. One in three manufacturing jobs relates directly or indirectly to the textile industry, a sector which faces greater international competition due to the NAFTA. Reductions in defense related jobs at the Charleston Naval Base and Savannah River Plant have been offset by private sector plant expansions and openings attracted by the state's lower corporate income tax rate and tax incentives provided in the 1980's. The state's Economic Development Board expected capital investment in new plants and expansions in 1994 alone to create over 16,000 new jobs. Significant trade and service sectors anchor a diverse economic base.

  South Carolina's monthly unemployment rate fell below the comparable national average during 1995, resting at 5.1% at the end of September 1995, but increased slightly to 5.9% by August 1996. Per capita income grew at a compounded annual rate of 6.2% from 1989 to 1994, surpassing the 5.3% national growth rate and the 6.1% southeastern region growth rate during the same period. Per capita income rose to $18,788 in 1995, ranking the state 7th in the nation in terms of income growth for that year.

  South Carolina's Constitution mandates a balanced budget and employs several means to ensure its achievement. Each quarter the State Budget and Control Board must monitor revenues and lower appropriations in the event the state projects a deficit after the first or second quarters. The Constitution also requires the government to set aside three percent of General Fund revenues in a General Reserve Fund and two percent in a Capital Reserve Fund as a hedge against any year end deficit. During the fiscal year, the state must fund its operating expenses with the Capital Reserve Fund moneys before resorting to any cuts in an effort to meet projected deficits. At the end of the year, the legislature may apply both funds to any deficit but any moneys taken from the General Reserve must be replaced within three years. The legislature must account for any remaining budget shortfall during the succeeding fiscal year. As a result of this process, South Carolina enjoyed budget surpluses in 1994 and 1995 [1996] while the state remedied its 1992 and 1993 deficits with combined cuts and the use of Reserve Funds.

  By law, appropriations cannot increase at a rate that exceeds the state's economic growth rate nor can the number of state employees increase at a rate greater than the state's population growth rate. As of February 9, 1996, S&P gives South Carolina's general obligation bonds an AA+ rating while Moody's gives them an Aaa rating.

FACTORS PERTAINING TO TENNESSEE

  Manufacturing historically dominates Tennessee's economy but growth in the state's service and trade industries restructured the state's economy over the past 15-20 years. From 1973 to 1993, employment in the service sector increased from 14.5% to 24.7% of non-agricultural employment while that share of manufacturing employment fell from 33.9% to 22.7% of non-agricultural employment. As a result, the employment base is better diversified among the state's manufacturing, service, trade and government sectors. Economic performance tends to parallel the national average. For example, the state recovered from the recession felt nationwide in the early 1990's and has posted moderate economic gains in the years since.

  The state's monthly unemployment rate stood at 4.6% in August 1996, compared to a national average of 5.1%. Still, nine Tennessee counties suffered unemployment rates above 10% at the end of 1995. Personal income levels rose 5.9% in 1993 and 7.03% in 1994. Personal income grew some 87.1% from 1983 to 1993 to reach $18,434 per capita. The per capita average increased again to $20,376 in 1995.

  Tennessee's Constitution requires that a fiscal year's expenditures not exceed that year's revenues and available reserves. Rainy-day fund reserves equaled $101 million at the end of 1995. The rate of growth of appropriations also cannot outpace the projected growth of the state's economy. As of February 9, 1996, S&P gives Tennessee's general obligation bonds an AA+ rating while Moody's gives them an Aaa rating.

HEDGING AND OTHER DEFENSIVE ACTIONS

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series, portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

TEMPORARY INVESTMENTS

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable "temporary investments." Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has eight trustees, two of whom are "interested persons" (as the term "interested persons" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

                               POSITIONS
                              AND OFFICES                   PRINCIPAL OCCUPATIONS
NAME AND ADDRESS        AGE   WITH TRUST                    DURING PAST FIVE YEARS
----------------        ---   -----------                   ----------------------
Timothy R.              47  Chairman and     Chairman since July 1, 1996 of The John Nuveen
 Schwertfeger*               Trustee          Company, John Nuveen & Co. Incorporated, Nuveen
 333 West Wacker                              Advisory Corp. and Nuveen Institutional Advisory
 Drive                                        Corp.; prior thereto Executive Vice President and
 Chicago, IL 60606                            Director of The John Nuveen Company (since March
                                              1992), John Nuveen & Co. Incorporated, Nuveen
                                              Advisory Corp. (since October 1992) and Nuveen
                                              Institutional Advisory Corp. (since October 1992).
Lawrence H. Brown       61   Trustee         Retired (August 1989) as Senior Vice President of
 201 Michigan Avenue                          The Northern Trust Company.
 Highwood, IL 60040
Anthony T. Dean*        51  President and    President since July 1, 1996 of The John Nuveen
 333 West Wacker Drive       Trustee          Company, John Nuveen & Co. Incorporated, Nuveen
 Chicago, IL 60606                            Advisory Corp. and Nuveen Institutional Advisory
                                              Corp.; prior thereto, Executive Vice President and
                                              Director of The John Nuveen Company (since March
                                              1992), John Nuveen & Co. Incorporated, Nuveen
                                              Advisory Corp. (since October 1992) and Nuveen
                                              Institutional Advisory Corp. (since October 1992).
Anne E. Impellizzeri    63   Trustee         President and Chief Executive Officer of Blanton-
 3 West 29th Street                           Peale Institute (since December 1990); prior
 New York, NY 10001                           thereto, Vice President of New York City
                                              Partnership (from 1987 to 1990).
Margaret K. Rosenheim   69   Trustee         Helen Ross Professor of Social Welfare Policy,
 969 East 60th Street                         School of Social Service Administration,
 Chicago, IL 60637                            University of Chicago.
Peter R. Sawers         63   Trustee         Adjunct Professor of Business and Economics,
 22 The Landmark                              University of Dubuque, Iowa; Adjunct Professor,
 Northfield, IL 60093                         Lake Forest Graduate School of Management, Lake
                                              Forest, Illinois (since January 1992); prior
                                              thereto, Executive Director, Towers Perrin
                                              Australia (management consultant); Chartered
                                              Financial Analyst; Certified Management
                                              Consultant.
William M. Fitzgerald   32   Vice President  Vice President of Nuveen Advisory Corp. (since
 333 West Wacker                              December 1995); Assistant Vice President of Nuveen
 Drive                                        Advisory Corp. (from September 1992 to December
 Chicago, IL 60606                            1995), prior thereto Assistant Portfolio Manager
                                              of Nuveen Advisory Corp. (from June 1988 to
                                              September 1992).
Kathleen M. Flanagan    49   Vice President  Vice President of John Nuveen & Co. Incorporated.
 333 West Wacker
 Drive
 Chicago, IL 60606
J. Thomas Futrell       41   Vice President  Vice President of Nuveen Advisory Corp.
 333 West Wacker
 Drive
 Chicago, IL 60606
Steven J. Krupa         38   Vice President  Vice President of Nuveen Advisory Corp.
 333 West Wacker
 Drive
 Chicago, IL 60606

                         POSITIONS
                        AND OFFICES                   PRINCIPAL OCCUPATIONS
NAME AND ADDRESS  AGE   WITH TRUST                    DURING PAST FIVE YEARS
----------------  ---   -----------                   ----------------------
Anna R.           50   Vice President  Vice President of John Nuveen & Co. Incorporated.
 Kucinskis
 333 West
 Wacker
 Drive
 Chicago,
 IL 60606
Larry W.          45   Vice President  Vice President (since September 1992), and
 Martin                                 Assistant Secretary and Assistant General Counsel
 333 West                               of Secretary John Nuveen & Co. Incorporated; Vice
 Wacker                                 President (since May 1993) and Assistant Secretary
 Drive                                  of Nuveen Advisory Corp.; Vice President (since
 Chicago,                               May 1993) and Assistant Secretary (since January
 IL 60606                               1992) of Nuveen Institutional Advisory Corp.;
                                        Assistant Secretary of The John Nuveen Company
                                        (since February 1993).
O. Walter         57   Vice President  Vice President and Controller of The John and
 Renfftlen                              Controller Nuveen Company (since March 1992), John
 333 West                               Nuveen & Co. Incorporated, Nuveen Advisory Corp.
 Wacker                                 and Nuveen Institutional Advisory Corp.
 Drive
 Chicago,
 IL 60606
Thomas C.         45   Vice President  Vice President of Nuveen Advisory Corp. and Nuveen
 Spalding,                              Institutional Advisory Corp.; Chartered Financial
 Jr.                                    Analyst.
 333 West
 Wacker
 Drive
 Chicago,
 IL 60606
H. William        66   Vice President  Vice President and Treasurer of The John and
 Stabenow                               Treasurer Nuveen Company (since March 1992), John
 333 West                               Nuveen Nuveen & Co. Incorporated, Nuveen Advisory
 Wacker                                 Corp. and Nuveen Institutional Advisory Corp,
 Drive                                  (since January 1992).
 Chicago,
 IL 60606
James J.          46   Vice President  Vice President, General Counsel and Secretary and
 Wesolowski                             Secretary of The John Nuveen Company (since March
 333 West                               1992), John Nuveen & Co. Incorporated, Nuveen
 Wacker                                 Advisory Corp. and Nuveen Institutional Advisory
 Drive                                  Corp.
 Chicago,
 IL 60606
Gifford R.        40   Vice President  Vice President (since September 1992), Assistant
 Zimmerman             and Assistant    Secretary and Assistant General Counsel of John
 333 West              Secretary        Nuveen & Co. Incorporated; Vice President (since
 Wacker                                 May 1993) and Assistant Secretary of Nuveen
 Drive                                  Advisory Corp.; Vice President (since May 1993)
 Chicago,                               and Assistant Secretary (since January 1992) of
 IL 60606                               Nuveen Institutional Advisory Corp.

  Anthony Dean, Margaret Rosenheim and Schwertfeger serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are also directors or trustees, as the case may be, of 59 other Nuveen open-end fund portfolios and 53 Nuveen closed-end funds.


  The following table sets forth estimated compensation paid or accrued by the Trust to each of the trustees of the Trust for the first full fiscal year and the total compensation that all Nuveen Funds paid to each trustee during the calendar year 1995. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.

                                                                     TOTAL
                                                   AGGREGATE      COMPENSATION
                                                 COMPENSATION    FROM TRUST AND
                                                FROM THE SERIES   FUND COMPLEX
      NAME OF TRUSTEE                            OF THIS TRUST  PAID TO TRUSTEES
      ---------------                           --------------- ----------------
      Lawrence H. Brown........................     $3,237          $55,500
      Anne E. Impellizzeri.....................     $3,237          $63,000
      Margaret K. Rosenheim....................     $3,579(2)       $62,322(1)
      Peter R. Sawers..........................     $3,237          $55,500

--------
(1) Includes $1,572 in interest accrued on deferred compensation from prior years.
(2) Includes $324 in interest accrued on deferred compensation from prior years.

  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

  The officers and directors of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of September 30, 1996, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                                                     PERCENTAGE
NAME OF FUND AND CLASS                    NAME AND ADDRESS OF OWNER OF OWNERSHIP
----------------------                    ------------------------- ------------
Nuveen Flagship Alabama Municipal Bond
 Fund
 Class A Shares.........................










Nuveen Flagship Georgia Municipal Bond
 Fund
 Class A Shares.........................






















Nuveen Flagship Georgia Municipal Bond
 Fund
 Class C Shares.........................





Nuveen Flagship Louisiana Municipal Bond
 Fund
 Class A Shares.........................






                                                                     PERCENTAGE
NAME OF FUND AND CLASS                    NAME AND ADDRESS OF OWNER OF OWNERSHIP
----------------------                    ------------------------- ------------




Nuveen Flagship Louisiana Municipal Bond
 Fund
 Class C Shares.........................














Nuveen Flagship North Carolina Municipal
 Bond Fund
 Class A Shares.........................





Nuveen Flagship North Carolina Municipal
 Bond Fund
 Class C Shares.........................












Nuveen Flagship South Carolina Municipal
 Bond Fund
 Class A Shares.........................









                                                                     PERCENTAGE
NAME OF FUND AND CLASS                    NAME AND ADDRESS OF OWNER OF OWNERSHIP
----------------------                    ------------------------- ------------




Nuveen Flagship Tennessee Municipal Bond
 Fund
 Class A Shares.........................



Nuveen Flagship Tennessee Municipal Bond
 Fund
 Class C Shares.........................





INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:

AVERAGE DAILY NET ASSET VALUE FEE                                 MANAGEMENT FEE
---------------------------------                                 --------------
For the first $125 million.......................................  .5500 of 1%
For the next $125 million........................................  .5375 of 1%
For the next $250 million........................................  .5250 of 1%
For the next $500 million........................................  .5125 of 1%
For the next $1 billion..........................................  .5000 of 1%
For assets over $2 billion.......................................  .4750 of 1%

  [Nuveen Advisory has agreed to waive fees and reimburse the Funds through July 31, 199[ ].]

  Nuveen Advisory will waive all or a portion of its management fee or reimburse certain expenses of the Funds in order to prevent total operating expenses (including Nuveen Advisory's fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, any asset-based distribution or service fees and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .00 of 1% of average daily net asset value of any class of shares of a Fund.

  Nuveen Advisory also may voluntarily agree to reimburse additional expenses from time to time, and may terminate these voluntary reimbursements at any time in its discretion.

  Flagship Financial has agreed to reimburse the Funds it advises to the extent necessary to prevent each Fund's total operating expenses (as described above) from exceeding the most restrictive expense limitation imposed by any state. For the last three fiscal years, the funds paid net management fees to Flagship Financial as follows:

                                 MANAGEMENT FEES NET OF
                                 EXPENSE REIMBURSEMENT
                                    PAID TO FLAGSHIP     FEE WAIVERS AND EXPENSE
                                 FINANCIAL FOR THE YEAR      REIMBURSEMENTS
                                         ENDED             FOR THE YEAR ENDED
                                ------------------------ -----------------------
                                5/31/94  5/31/95 5/31/96 5/31/94 5/31/95 5/31/96
                                -------- ------- ------- ------- ------- -------
Alabama Municipal Bond Fund...  $     --      --    00       107   4,854 65,116
Georgia Municipal Bond Fund...  $165,095 287,399    00   421,674 321,940     00
Louisiana Municipal Bond Fund.  $ 24,821  96,442    00   290,721 240,777     00
North Carolina Municipal Bond
 Fund.........................  $676,431 675,473    00   290,321 289,460     00
South Carolina Municipal Bond
 Fund.........................  $     --      --    00    23,928  37,587 72,306
Tennessee Municipal Bond Fund.  $548,942 776,025    00   597,102 442,963     00

  As discussed in the Prospectus, in addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Funds' principal underwriter. Founded in 1898, Nuveen is the oldest and largest investment banking firm specializing in the underwriting and distribution of tax-exempt securities and maintains the largest research department in the investment banking community devoted exclusively to the analysis of municipal securities. In 1961, Nuveen began sponsoring the Nuveen Tax-Exempt Unit Trust and since that time has issued more than $36 billion in tax-exempt unit trusts, including over $12 billion in tax-exempt insured unit trusts. In addition, Nuveen open-end and closed-end funds held approximately $[31.6] billion in tax-exempt securities under management as of the date of this Statement. Over 1,000,000 individuals have invested to date in Nuveen's tax-exempt funds and trusts. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries.

  Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department, the largest in the investment banking industry devoted exclusively to tax-exempt securities. Nuveen's Research Department was selected in 1994 by Research & Ratings Review, a municipal industry publication, as one of the leading research teams in the municipal industry, based on an extensive industry-wide poll of portfolio managers, department heads and bond buyers. The Nuveen Research Department reviews more than $100 billion in tax-exempt bonds every year.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of each Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by State Street Bank and Trust Company, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the Exchange is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, each Fund's custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. The pricing service values portfolio securities at the mean between the quoted bid and asked price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

FEDERAL INCOME TAX MATTERS

  The following discussion of federal income tax matters is based upon the advice of Fried, Frank, Harris, Shriver & Jacobson, counsel to the Trust.

  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities and (ii) certain options, futures, or forward contracts (the "short-short test"). Third, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed capital gains included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes. See "Investment Policies and Investment Portfolio; Portfolio Securities."

  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund.

Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum marginal rate of 28%, while short-term capital gains and other ordinary income will be taxed at a maximum marginal rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  Among the requirements that a Fund must meet in order to qualify under Subchapter M in any year is that less than 30% of its gross income must be derived from the sale or other disposition of securities and certain other assets held for less than three months.

  Because the Funds may invest in private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, will be added to the taxable income of individuals receiving social security or railroad retirement benefits in determining whether a portion of that benefit will be subject to federal income tax.

  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

STATE TAX MATTERS

  The discussion of tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include capital gain distributions in their income for state tax purposes. The tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax adviser for more detailed information about state taxes to which they may be subject.

                                   [TO COME]

                                   [TO COME]

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:


                            Yield=2[(a-b +1)/6/ -1]
                                     ---
                                     cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20%.

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column.

                                              AS OF NOVEMBER 30, 1996
                                     ------------------------------------------
                                            COMBINED FEDERAL       TAXABLE
                                     YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                     ----- ------------------- ----------------
      Alabama Municipal Bond Fund
        Class A Shares.............  0.00%        0.00%             0.00%
        Class C Shares.............  0.00%        0.00%             0.00%
        Class R Shares.............  0.00%        0.00%             0.00%
      Georgia Municipal Bond Fund
        Class A Shares.............  0.00%        0.00%             0.00%
        Class C Shares.............  0.00%        0.00%             0.00%
        Class R Shares.............  0.00%        0.00%             0.00%
      Louisiana Municipal Bond Fund
        Class A Shares.............  0.00%        0.00%             0.00%
        Class C Shares.............  0.00%        0.00%             0.00%
        Class R Shares.............  0.00%        0.00%             0.00%
      North Carolina Municipal Bond
      Fund
        Class A Shares.............  0.00%        0.00%             0.00%
        Class C Shares.............  0.00%        0.00%             0.00%
        Class R Shares.............  0.00%        0.00%             0.00%
      South Carolina Municipal Bond
      Fund
        Class A Shares.............  0.00%        0.00%             0.00%
        Class C Shares.............  0.00%        0.00%             0.00%
        Class R Shares.............  0.00%        0.00%             0.00%
      Tennessee Municipal Bond Fund
        Class A Shares.............  0.00%        0.00%             0.00%
        Class C Shares.............  0.00%        0.00%             0.00%
        Class R Shares.............  0.00%        0.00%             0.00%

--------
   * The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields tables in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen UITs, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20%, were as follows:

                                                            NOVEMBER 30, 1996
                                                         -----------------------
                                                           DISTRIBUTION RATES
                                                         -----------------------
                                                         CLASS A CLASS C CLASS R
                                                         ------- ------- -------
      Alabama Municipal Bond Fund.......................  0.00%   0.00%   0.00%
      Georgia Municipal Bond Fund.......................  0.00%   0.00%   0.00%
      Louisiana Municipal Bond Fund.....................  0.00%   0.00%   0.00%
      North Carolina Municipal Bond Fund ...............  0.00%   0.00%   0.00%
      South Carolina Municipal Bond Fund................  0.00%   0.00%   0.00%
      Tennessee Municipal Bond Fund.....................  0.00%   0.00%   0.00%

  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  The annual total return figures for the Funds, including the effect of the maximum sales charge for Class A shares, for the one-year and five-year periods
ended November 30, 1996 and for the period from inception (on "          " with
respect to the Class R Shares and on or after "          " with respect to the
Class A and Class C Shares) through November 30, 1996, were:

                                                ANNUAL TOTAL RETURN
                                      ----------------------------------------
                                        ONE YEAR    FIVE YEARS  FROM INCEPTION
                                         ENDED        ENDED        THROUGH
                                      NOVEMBER 30, NOVEMBER 30,  NOVEMBER 30,
                                          1996         1996          1996
                                      ------------ ------------ --------------
      Alabama Municipal Bond Fund
        Class A Shares...............    0.00%        0.00%         0.00%
        Class C Shares...............    0.00%        0.00%         0.00%
        Class R Shares...............    0.00%        0.00%         0.00%
      Georgia Municipal Bond Fund
        Class A Shares...............    0.00%        0.00%         0.00%
        Class C Shares...............    0.00%        0.00%         0.00%
        Class R Shares...............    0.00%        0.00%         0.00%
      Louisiana Municipal Bond Fund
        Class A Shares...............    0.00%        0.00%         0.00%
        Class C Shares...............    0.00%        0.00%         0.00%
        Class R Shares...............    0.00%        0.00%         0.00%
      North Carolina Municipal Bond
       Fund
        Class A Shares...............    0.00%        0.00%         0.00%
        Class C Shares...............    0.00%        0.00%         0.00%
        Class R Shares...............    0.00%        0.00%         0.00%
      South Carolina Municipal Bond
       Fund
        Class A Shares...............    0.00%        0.00%         0.00%
        Class C Shares...............    0.00%        0.00%         0.00%
        Class R Shares...............    0.00%        0.00%         0.00%
      Tennessee Municipal Bond Fund
        Class A Shares...............    0.00%        0.00%         0.00%
        Class C Shares...............    0.00%        0.00%         0.00%
        Class R Shares...............    0.00%        0.00%         0.00%


  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The cumulative total return figures for the Funds, including the effect of the maximum sales charge for the Class A Shares, for the one-year and five-year periods ended November 30, 1996, and for the period since inception (on
"      " with respect to the Class R Shares and on or after "      " with
respect to the Class A Shares and Class C Shares) through November 30, 1996, respectively, were as follows:

                                  CUMULATIVE TOTAL RETURN
                                  -----------------------
                                                               FROM
                                   ONE YEAR    FIVE YEARS   INCEPTION
                                    ENDED        ENDED       THROUGH
                                 NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
                                     1996         1996         1996
                                 ------------ ------------ ------------
      Alabama Municipal Bond
       Fund
        Class A Shares..........    0.00%        0.00%        0.00%
        Class C Shares..........    0.00%        0.00%        0.00%
        Class R Shares..........    0.00%        0.00%        0.00%
      Georgia Municipal Bond
       Fund
        Class A Shares..........    0.00%        0.00%        0.00%
        Class C Shares..........    0.00%        0.00%        0.00%
        Class R Shares..........    0.00%        0.00%        0.00%
      Louisiana Municipal Bond
       Fund
        Class A Shares..........    0.00%        0.00%        0.00%
        Class C Shares..........    0.00%        0.00%        0.00%
        Class R Shares..........    0.00%        0.00%        0.00%
      North Carolina Municipal
       Bond Fund
        Class A Shares..........    0.00%        0.00%        0.00%
        Class C Shares..........    0.00%        0.00%        0.00%
        Class R Shares..........    0.00%        0.00%        0.00%
      South Carolina Municipal
       Bond Fund
        Class A Shares..........    0.00%        0.00%        0.00%
        Class C Shares..........    0.00%        0.00%        0.00%
        Class R Shares..........    0.00%        0.00%        0.00%
      Tennessee Municipal Bond
       Fund
        Class A Shares..........    0.00%        0.00%        0.00%
        Class C Shares..........    0.00%        0.00%        0.00%
        Class R Shares..........    0.00%        0.00%        0.00%

  Calculation of taxable equivalent total return is also not subject to a prescribed formula. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using the 39.6% maximum marginal federal tax rate for 1996, the annual taxable equivalent total returns for the Funds' shares for the one and five-year periods ended November 30, 1996, and for the period from inception (on
"        " with respect to the Class R Shares and on or after "        " with
respect to the Class A and Class C Shares) through November 30, 1996, respectively, were as follows:

                                                             FROM
                               ONE YEAR     FIVE YEARS     INCEPTION
                                 ENDED         ENDED        THROUGH
                             NOVEMBER 30,  NOVEMBER 30,  NOVEMBER 30,
                                 1996          1996          1996
                             ------------- ------------- -------------
                                                                       COMBINED
                              WITH          WITH          WITH         FEDERAL
                             MAXIMUM  AT   MAXIMUM  AT   MAXIMUM  AT     AND
                              4.20%   NET   4.20%   NET   4.20%   NET   STATE
                              SALES  ASSET  SALES  ASSET  SALES  ASSET   TAX
                             CHARGE  VALUE CHARGE  VALUE CHARGE  VALUE  RATE*
                             ------- ----- ------- ----- ------- ----- --------
Alabama Municipal Bond Fund
  Class A Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
  Class C Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
  Class R Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
Georgia Municipal Bond Fund
  Class A Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
  Class C Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
  Class R Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
Louisiana Municipal Bond
 Fund
  Class A Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
  Class C Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
  Class R Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
North Carolina Municipal
 Bond Fund
  Class A Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
  Class C Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
  Class R Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
South Carolina Municipal
 Bond Fund
  Class A Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
  Class C Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
  Class R Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
Tennessee Municipal Bond
 Fund
  Class A Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
  Class C Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%
  Class R Shares...........   0.00%  0.00%  0.00%  0.00%  0.00%  0.00%  0.00%

--------
* The combined tax rates used in the table do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  From time to time, a Fund may compare its risk-adjusted performance with other investments that may provide different levels of risk and return. For example, a Fund may compare its risk level, as measured by the variability of its periodic returns, or its RISK-ADJUSTED TOTAL RETURN, with those of other funds or groups of funds. Risk-adjusted total return would be calculated by adjusting each investment's total return to account for the risk level of the investment.

  A Fund may also compare its TAX-ADJUSTED TOTAL RETURN with that of other funds or groups of funds. This measure would take into account the tax-exempt nature of exempt-interest dividends and the payment of income taxes on a fund's distributions of net realized capital gains and ordinary income.

  The risk level for a class of shares of a Fund, and any of the other investments used for comparison, would be evaluated by measuring the variability of the investment's return, as indicated by the annualized standard deviation of the investment's monthly returns over a specified measurement period (e.g., three years). An investment with a higher annualized standard deviation of monthly returns would indicate that a fund had greater price variability, and therefore greater risk, than an investment with a lower annualized standard deviation. The annualized standard deviation of monthly
returns for the three years ended November 30, 1996 for the "    " Shares of
the Funds was "  " %.

  THE RISK-ADJUSTED TOTAL RETURN for a class of shares of a Fund and for other investments over a specified period would be evaluated by dividing (a) the remainder of the investment's annualized three-year total return minus the annualized total return of an investment in short-term tax-exempt securities (essentially a risk-free return) over that period, by (b) the annualized standard deviation of the investment's monthly returns for the period. This ratio is sometimes referred to as the "Sharpe measure" of return. An investment with a higher Sharpe measure would be regarded as producing a higher return for the amount of risk assumed during the measurement period than an investment with a lower Sharpe measure. The Sharpe measure, for the three-year period
ended November 30, 1996 for the "    " Shares of the Funds was    .

  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Fund primarily invests in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND
REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will shares expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

REDUCTION OR ELIMINATION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

  Cumulative Discount. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Municipal Mutual Fund, or units of a Nuveen unit trust, on which an up-front sales charge or ongoing distribution fee is imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. You or your financial adviser must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Municipal Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Municipal Mutual Fund or a Nuveen Unit Trust or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Unit Trust Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various unit trusts sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Municipal Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has been in existence for more than six months, has a purpose other than investment, has five or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $25, and the minimum monthly investment in Class A Shares of any particular Fund or portfolio for all participants in the program combined is $1,000. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out special application materials, which the group administrator may obtain from the group's financial adviser, by checking the applicable box on the enclosed Application Form or by calling Nuveen toll-free
(800) 621-7227.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen. You must provide appropriate documentation that the redemption occurred not more than 60 days prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, and Class R Shares may be purchased, by the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

  Holders of Class C Shares acquired on or before [January 31, 1997] can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses and their children under 21 years of age); or (3) all purchases made through a group purchase program as described above.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time upon prior written notice to shareholders of the Funds.

  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 621-7227.

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  To help advisers and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  Exchanges of shares of a Fund for shares of a Nuveen money market fund may be made on days when both funds calculate a net asset value and make shares available for public purchase. Shares of the Nuveen money market funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  Shares will be registered in the name of the investor or the investor's financial adviser. A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor's behalf. Share certificates will only be issued upon written request to Shareholder Services, Inc., the Funds' transfer agent. No share certificates will be issued for fractional shares.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Fund Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust III, dated
                , 1996 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen (or Flagship Funds) for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.

                                YEAR ENDED               YEAR ENDED               YEAR ENDED
                               MAY 31, 1996             MAY 31, 1995             MAY 31, 1994
                         ------------------------ ------------------------ ------------------------
                          AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                         UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
                         COMMISSIONS   FLAGSHIP   COMMISSIONS   FLAGSHIP   COMMISSIONS   FLAGSHIP
FUND                     ------------ ----------- ------------ ----------- ------------ -----------
Alabama Fund............      19           36           31           6         118           20
Georgia Fund............       0            0            0           0           0            0
Louisiana Fund..........     349           47        1,034         139         452           65
North Carolina Fund.....       0            0            0           0           0            0
South Carolina Fund.....       0            0            0           0           0            0
Tennessee Fund..........       0            0            0           0           0            0

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended May 31, 1996, 100% of service fees and distribution fees were paid out as compensation to Authorized Dealers. For such period, the service fee for the Funds was .20% and the distribution fee was .40% for the Class A Shares and .75% for the Class C Shares.

                                                           COMPENSATION PAID TO
                                                          AUTHORIZED DEALERS FOR
                                                            END OF FISCAL 1996
                                                          ----------------------
Alabama Municipal Bond Fund (5/31/96)
  Class A................................................        $26,638
  Class C................................................            N/A
Georgia Municipal Bond Fund (5/31/96)
  Class A................................................        $42,326
  Class C................................................        $ 8,893
Louisiana Municipal Bond Fund (5/31/96)
  Class A................................................        $16,159
  Class C................................................        $ 7,121
North Carolina Municipal Bond Fund (5/31/96)
  Class A................................................        $15,500
  Class C................................................            N/A
South Carolina Municipal Bond Fund (5/31/96)
  Class A................................................        $19,006
  Class C................................................            N/A
Tennessee Municipal Bond Fund (5/31/96)
  Class A................................................        $25,512
  Class C................................................        $ 6,916

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Deloitte & Touche LLP, independent public accountants, 1700 Courthouse Plaza N.E., Dayton, Ohio 45402 has been selected as auditors for all of the Funds. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their respective reports with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

  The custodian of the assets of the Funds is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02106. The custodian performs custodial, fund accounting, portfolio accounting, shareholder, and transfer agency services.

FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Reports and the unaudited financial statements for the most recent semi-annual period for each fund appear in the Fund's Semi-Annual Reports, each is included herein by reference. The Annual Reports and the Semi-annual Reports accompany this Statement of Additional Information.

APPENDIX A

RATINGS OF INVESTMENTS

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

FUTURES AND INDEX TRANSACTIONS

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

INDEX CONTRACTS

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

REPURCHASE AGREEMENTS

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

                           PART C--OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS.
(a) Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Included in the Statement of Additional Information through incorporation by reference to each Fund's most recent Annual and Semi-Annual Reports:

    Portfolio of Investments

    Statement of Net Assets

    Statement of Operations

    Statement of Changes in Net Assets

    Report of Independent Public Accountants

(b) Exhibits:

  1(a).   Declaration of Trust of Registrant.
  1(b).   Amended and Restated Establishment and Designation of Series of
          Shares of Beneficial Interest.*
  1(c).   Certificate for the Establishment and Designation of Classes.
     2.   By-Laws of Registrant.
     3.   Not applicable.
  4(a).   Specimen certificates of Class A Shares of each Fund.*
  4(b).   Specimen certificates of Class B Shares of each Fund.*
  4(c).   Specimen certificates of Class C Shares of each Fund.*
  4(d).   Specimen certificates of Class R Shares of each Fund.*
  5(a).   Form of Management Agreement between Registrant and Nuveen Advisory
          Corp.*
  6(a).   Form of Distribution Agreement between Registrant and John Nuveen &
          Co. Incorporated.*
     7.   Not applicable.
  8(a).   Form of Custodian Agreement among Registrant, Nuveen Advisory Corp.
          and Chase Manhattan Bank, N.A.*
  8(b).   Form of Custodian Agreement among Registrant, Nuveen Advisory Corp.
          and State Street Bank and Trust Company.*
  9(a).   Form of Transfer Agency Agreement among Registrant, Nuveen Advisory
          Corp. and Shareholder Services, Inc.*
    10.   Opinion of Fried, Frank, Harris, Shriver & Jacobson.*
    11.   Consent of Independent Public Accountants.*
    12.   Not applicable.
   [13.   Subscription Agreement with       .*]
    14.   Not applicable.
    15.   Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class
          A Shares, Class B Shares and Class C Shares of each Fund.*
    16.   Schedule of Computation of Performance Figures.*
    17.   Financial Data Schedule.*
    18.   Multi-Class Plan Adopted Pursuant to Rule 18f-3.*
 99(a).   Original Powers of Attorney for the Trustees authorizing, among oth-
          ers, James J. Wesolowski and Gifford R. Zimmerman to execute the Reg-
          istration Statement.
 99(b).   Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's
          Registration Statement pursuant to power of attorney.

--------
*  To be filed by pre-effective amendment.

ITEM 25: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 26: NUMBER OF HOLDERS OF SECURITIES
At          , 1996:

                                                                    NUMBER OF
      TITLE OF SERIES                                             RECORD HOLDERS
      ---------------                                             --------------
      Nuveen Flagship Alabama Municipal Bond Fund
        Class A Shares...........................................        0
        Class B Shares...........................................        0
        Class C Shares...........................................        0
        Class R Shares...........................................        0
      Nuveen Georgia Municipal Bond Fund
        Class A Shares...........................................        0
        Class B Shares...........................................        0
        Class C Shares...........................................        0
        Class R Shares...........................................        0
      Nuveen Flagship Louisiana Municipal Bond Fund
        Class A Shares...........................................        0
        Class B Shares...........................................        0
        Class C Shares...........................................        0
        Class R Shares...........................................        0
      Nuveen Flagship North Carolina Municipal Bond Fund
        Class A Shares...........................................        0
        Class B Shares...........................................        0
        Class C Shares...........................................        0
        Class R Shares...........................................        0
      Nuveen Flagship South Carolina Municipal Bond Fund
        Class A Shares...........................................        0
        Class B Shares...........................................        0
        Class C Shares...........................................        0
        Class R Shares...........................................        0
      Nuveen Flagship Tennessee Municipal Bond Fund
        Class A Shares...........................................        0
        Class B Shares...........................................        0
        Class C Shares...........................................        0
        Class R Shares...........................................        0

ITEM 27: INDEMNIFICATION [UPDATE FOR NEW DECLARATION]
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Municipal Trust, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Tax-Exempt Money Market Fund, and Nuveen Tax-Free Reserves. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Insured Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund
2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp. Anthony T. Dean is Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been Executive Vice President and Director of The John Nuveen Company and John Nuveen & Co. Incorporated; and Director of Nuveen Institutional Advisory Corp.

ITEM 29: PRINCIPAL UNDERWRITERS
(a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies:Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Municipal Trust, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Tax-Exempt Money Market Fund, and Nuveen Tax-Free Reserves. Nuveen also acts as principal underwriter for the following open-end management type investment companies: Nuveen Growth and Income Stock Fund; Nuveen Balanced Stock and Bond Fund; and Nuveen Balanced Municipal and Stock Fund. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust, a registered unit investment trust. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Select Tax-Free Income Portfolio, Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Insured Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

(b)

NAME AND PRINCIPAL         POSITIONS AND OFFICES           POSITIONS AND OFFICES
BUSINESS ADDRESS           WITH UNDERWRITER                WITH REGISTRANT
--------------------------------------------------------------------------------
Timothy R. Schwertfeger    Chairman of the Board,          Chairman of the Board
333 West Wacker Drive      Chief Executive Officer         and Trustee
Chicago, IL 60606
Anthony T. Dean            President                       President and Trustee
333 Wacker Drive
Chicago, IL 60606
John P. Amboian            Executive Vice President        None
333 West Wacker Drive      and Chief Financial Officer
Chicago, IL 60606
William Adams IV           Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Clifton L. Fenton          Vice President                  None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan       Vice President                  Vice President
333 West Wacker Drive
Chicago, IL 60606

                                                               POSITIONS AND
NAME AND PRINCIPAL           POSITIONS AND OFFICES             OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER                  WITH REGISTRANT
----------------------------------------------------------------------------------
Stephen D. Foy               Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Robert D. Freeland           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Michael G. Gaffney           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis            Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer       Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Larry W. Martin              Vice President and                Vice President and
333 West Wacker Drive        Assistant Secretary               Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz              Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
O. Walter Renfftlen          Vice President                    Vice President and
333 West Wacker Drive        and Controller                    Controller
Chicago, IL 60606
Stuart W. Rogers             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.        Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
H. William Stabenow          Vice President                    Vice President and
333 West Wacker Drive        and Treasurer                     Treasurer
Chicago, IL 60606
James J. Wesolowski          Vice President,                   Vice President and
333 West Wacker Drive        General Counsel                   Secretary
Chicago, IL 60606            and Secretary
Paul C. Williams             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Gifford R. Zimmerman         Vice President                    Vice President and
333 West Wacker Drive        and Assistant Secretary           Assistant Secretary
Chicago, IL 60606

(c) Not applicable.

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, N.A., 770 Broadway, New York, New York 10003 and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02106 maintain all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp., Shareholder Services, Inc. or Boston Financial.

Shareholder Services, Inc., P.O. Box 5330, Denver, Colorado 80217-5330 and Boston Financial Data Services, 225 Franklin Street, Boston, Massachusetts 02106 maintain all the required records in their capacity as transfer, dividend paying, and shareholder service agents for the Funds.

ITEM 31: MANAGEMENT SERVICES
Not applicable.

ITEM 32: UNDERTAKINGS
(a) Not applicable.

(b) Not applicable.

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Sharehold-ers upon request and without charge.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT THIS REGISTRATION STATEMENT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY
AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE    DAY OF
JANUARY, 1996.

                                     NUVEEN FLAGSHIP MULTISTATE TRUST II

                                     -----------------------------------------
                                          Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

            SIGNATURE                     TITLE                       DATE
            ---------                     -----                       ----
 -------------------------------
       O. Walter Renfftlen       Vice President and             January   , 1996
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board    )
                                  and Trustee (Principal  )
                                  Executive Officer)      )
                                                          )
         Anthony T. Dean         President and Trustee    )
                                                          }  By____________________________
        Lawrence H. Brown        Trustee                  )          Gifford R. Zimmerman
                                                          )            Attorney-in-Fact
      Anne E. Impellizzeri       Trustee                  )
                                                          )            January   , 1996
      Margaret K. Rosenheim      Trustee                  )
                                                          )
         Peter R. Sawers         Trustee                  )


AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, JAMES J. WESOLOWSKI AND GIFFORD R. ZIMMERMAN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND TRUSTEES OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND IS INCORPORATED BY REFERENCE TO THIS REGISTRATION STATEMENT.